UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

September 30, 2006

VIPIDX-QTLY-1106

1.808790.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. (a)(d)	41,306	$ 598,937
Johnson Controls, Inc.	45,559	3,268,403
		3,867,340
Automobiles - 0.4%
Ford Motor Co.	438,198	3,545,022
General Motors Corp. (d)	131,764	4,382,471
Harley-Davidson, Inc.	61,086	3,833,147
		11,760,640
Distributors - 0.1%
Genuine Parts Co.	39,908	1,721,232
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	32,602	1,605,322
H&R Block, Inc.	74,939	1,629,174
		3,234,496
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	103,664	4,875,318
Darden Restaurants, Inc.	34,036	1,445,509
Harrah's Entertainment, Inc.	43,288	2,875,622
Hilton Hotels Corp.	89,873	2,502,963
International Game Technology	79,068	3,281,322
Marriott International, Inc. Class A	80,045	3,092,939
McDonald's Corp.	285,684	11,175,958
Starbucks Corp. (a)	176,133	5,997,329
Starwood Hotels & Resorts Worldwide, Inc.	50,740	2,901,821
Wendy's International, Inc.	27,412	1,836,604
Wyndham Worldwide Corp. (a)	46,676	1,305,528
Yum! Brands, Inc.	63,068	3,282,689
		44,573,602
Household Durables - 0.6%
Black & Decker Corp.	17,250	1,368,788
Centex Corp.	27,611	1,452,891
D.R. Horton, Inc.	63,461	1,519,891
Fortune Brands, Inc.	35,137	2,639,140
Harman International Industries, Inc.	15,183	1,266,870
KB Home	18,295	801,321
Leggett & Platt, Inc.	42,086	1,053,413
Lennar Corp. Class A	32,243	1,458,996
Newell Rubbermaid, Inc.	64,506	1,826,810
Pulte Homes, Inc.	49,311	1,571,048
Snap-On, Inc.	13,524	602,494
The Stanley Works	18,851	939,722
Whirlpool Corp.	18,223	1,532,737
		18,034,121
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	73,197	2,351,088
Leisure Equipment & Products - 0.2%
Brunswick Corp.	21,602	673,766
Eastman Kodak Co. (d)	66,918	1,498,963

	Shares	Value
Hasbro, Inc.	38,108	$ 866,957
Mattel, Inc.	88,059	1,734,762
		4,774,448
Media - 3.3%
CBS Corp. Class B	181,856	5,122,884
Clear Channel Communications, Inc.	115,617	3,335,550
Comcast Corp. Class A (a)	487,536	17,965,702
Dow Jones & Co., Inc. (d)	15,139	507,762
E.W. Scripps Co. Class A	19,413	930,465
Gannett Co., Inc.	55,066	3,129,401
Interpublic Group of Companies, Inc. (d)	102,690	1,016,631
McGraw-Hill Companies, Inc.	81,978	4,757,183
Meredith Corp.	9,071	447,472
News Corp. Class A	544,353	10,696,536
Omnicom Group, Inc.	40,022	3,746,059
The New York Times Co. Class A (d)	33,659	773,484
The Walt Disney Co.	486,918	15,050,635
Time Warner, Inc.	947,435	17,271,740
Tribune Co.	44,413	1,453,193
Univision Communications, Inc. Class A (a)(d)	58,449	2,007,139
Viacom, Inc. Class B (non-vtg.) (a)	165,275	6,144,925
		94,356,761
Multiline Retail - 1.2%
Big Lots, Inc. (a)(d)	25,362	502,421
Dillard's, Inc. Class A	14,084	460,969
Dollar General Corp.	72,674	990,547
Family Dollar Stores, Inc.	35,325	1,032,903
Federated Department Stores, Inc.	126,624	5,471,423
JCPenney Co., Inc.	52,231	3,572,078
Kohl's Corp. (a)	76,270	4,951,448
Nordstrom, Inc.	53,206	2,250,614
Sears Holdings Corp. (a)	19,378	3,063,468
Target Corp.	200,040	11,052,210
		33,348,081
Specialty Retail - 1.9%
AutoNation, Inc. (a)	35,725	746,653
AutoZone, Inc. (a)	12,288	1,269,350
Bed Bath & Beyond, Inc. (a)	65,747	2,515,480
Best Buy Co., Inc.	94,715	5,072,935
Circuit City Stores, Inc.	32,846	824,763
Gap, Inc.	125,455	2,377,372
Home Depot, Inc.	480,838	17,439,994
Limited Brands, Inc.	79,128	2,096,101
Lowe's Companies, Inc.	355,944	9,987,789
Office Depot, Inc. (a)	65,992	2,619,882
OfficeMax, Inc.	17,284	704,150
RadioShack Corp. (d)	31,615	610,170
Sherwin-Williams Co.	26,251	1,464,281
Staples, Inc.	169,244	4,117,707
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	32,183	$ 1,068,476
TJX Companies, Inc.	104,715	2,935,161
		55,850,264
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	85,231	2,931,946
Jones Apparel Group, Inc.	26,284	852,653
Liz Claiborne, Inc.	24,035	949,623
NIKE, Inc. Class B	44,623	3,909,867
VF Corp.	20,672	1,508,022
		10,152,111
TOTAL CONSUMER DISCRETIONARY		284,024,184
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	179,079	8,508,043
Brown-Forman Corp. Class B (non-vtg.)	18,294	1,402,235
Coca-Cola Enterprises, Inc.	64,205	1,337,390
Constellation Brands, Inc. Class A (sub. vtg.)	49,128	1,413,904
Molson Coors Brewing Co. Class B	10,635	732,752
Pepsi Bottling Group, Inc.	31,645	1,123,398
PepsiCo, Inc.	384,075	25,064,735
The Coca-Cola Co.	474,754	21,212,009
		60,794,466
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	109,018	5,416,014
CVS Corp.	191,358	6,146,419
Kroger Co.	168,316	3,894,832
Safeway, Inc.	103,574	3,143,471
SUPERVALU, Inc.	49,302	1,461,804
Sysco Corp.	144,092	4,819,877
Wal-Mart Stores, Inc.	573,016	28,261,149
Walgreen Co.	234,824	10,423,837
Whole Foods Market, Inc.	32,889	1,954,593
		65,521,996
Food Products - 1.1%
Archer-Daniels-Midland Co.	152,755	5,786,359
Campbell Soup Co.	53,723	1,960,890
ConAgra Foods, Inc.	119,005	2,913,242
Dean Foods Co. (a)	31,095	1,306,612
General Mills, Inc.	82,191	4,652,011
H.J. Heinz Co.	77,222	3,237,918
Hershey Co.	40,914	2,186,853
Kellogg Co.	58,222	2,883,153
McCormick & Co., Inc. (non-vtg.)	30,714	1,166,518
Sara Lee Corp.	177,081	2,845,692

	Shares	Value
Tyson Foods, Inc. Class A	58,697	$ 932,108
Wm. Wrigley Jr. Co.	51,076	2,352,561
		32,223,917
Household Products - 2.2%
Clorox Co.	35,213	2,218,419
Colgate-Palmolive Co.	120,305	7,470,941
Kimberly-Clark Corp.	106,743	6,976,722
Procter & Gamble Co.	739,665	45,844,437
		62,510,519
Personal Products - 0.2%
Alberto-Culver Co.	18,180	919,726
Avon Products, Inc.	104,290	3,197,531
Estee Lauder Companies, Inc. Class A	30,095	1,213,731
		5,330,988
Tobacco - 1.5%
Altria Group, Inc.	487,689	37,332,593
Reynolds American, Inc.	39,933	2,474,648
UST, Inc.	37,466	2,054,261
		41,861,502
TOTAL CONSUMER STAPLES		268,243,388
ENERGY - 9.2%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	76,633	5,226,371
BJ Services Co.	69,690	2,099,760
Halliburton Co.	240,216	6,834,145
Nabors Industries Ltd. (a)	73,623	2,190,284
National Oilwell Varco, Inc. (a)	40,856	2,392,119
Noble Corp.	31,951	2,050,615
Rowan Companies, Inc.	25,718	813,460
Schlumberger Ltd. (NY Shares)	275,832	17,109,859
Smith International, Inc.	46,703	1,812,076
Transocean, Inc. (a)	73,398	5,374,936
Weatherford International Ltd. (a)	80,605	3,362,841
		49,266,466
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	107,037	4,691,432
Apache Corp.	76,699	4,847,377
Chesapeake Energy Corp.	88,149	2,554,558
Chevron Corp.	512,041	33,210,979
ConocoPhillips	383,871	22,851,841
CONSOL Energy, Inc.	42,713	1,355,283
Devon Energy Corp.	102,747	6,488,473
El Paso Corp.	162,128	2,211,426
EOG Resources, Inc.	56,518	3,676,496
Exxon Mobil Corp.	1,384,932	92,928,931
Hess Corp.	56,202	2,327,887
Kinder Morgan, Inc.	24,959	2,616,951
Marathon Oil Corp.	83,438	6,416,382
Murphy Oil Corp.	43,526	2,069,661
Occidental Petroleum Corp.	200,702	9,655,773
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	30,380	$ 1,889,332
Valero Energy Corp.	142,772	7,348,475
Williams Companies, Inc.	138,797	3,313,084
XTO Energy, Inc.	85,200	3,589,476
		214,043,817
TOTAL ENERGY		263,310,283
FINANCIALS - 21.9%
Capital Markets - 3.6%
Ameriprise Financial, Inc.	56,786	2,663,263
Bank of New York Co., Inc.	177,778	6,268,452
Bear Stearns Companies, Inc.	28,044	3,928,964
Charles Schwab Corp.	240,909	4,312,271
E*TRADE Financial Corp.	99,518	2,380,471
Federated Investors, Inc. Class B (non-vtg.)	21,104	713,526
Franklin Resources, Inc.	38,835	4,106,801
Goldman Sachs Group, Inc.	100,568	17,013,089
Janus Capital Group, Inc.	48,146	949,439
Legg Mason, Inc.	30,552	3,081,475
Lehman Brothers Holdings, Inc.	125,149	9,243,505
Mellon Financial Corp.	95,849	3,747,696
Merrill Lynch & Co., Inc.	206,512	16,153,369
Morgan Stanley	249,723	18,207,304
Northern Trust Corp.	43,658	2,550,937
State Street Corp.	77,143	4,813,723
T. Rowe Price Group, Inc.	60,960	2,916,936
		103,051,221
Commercial Banks - 4.2%
AmSouth Bancorp.	79,776	2,316,695
BB&T Corp.	125,109	5,477,272
Comerica, Inc.	37,789	2,150,950
Commerce Bancorp, Inc., New Jersey	43,446	1,594,903
Compass Bancshares, Inc.	30,143	1,717,548
Fifth Third Bancorp	129,966	4,949,105
First Horizon National Corp.	28,875	1,097,539
Huntington Bancshares, Inc.	55,335	1,324,167
KeyCorp	93,952	3,517,563
M&T Bank Corp.	18,102	2,171,516
Marshall & Ilsley Corp.	59,241	2,854,231
National City Corp.	140,908	5,157,233
North Fork Bancorp, Inc., New York	108,521	3,108,041
PNC Financial Services Group, Inc.	68,596	4,969,094
Regions Financial Corp.	105,915	3,896,613
SunTrust Banks, Inc.	84,985	6,567,641
Synovus Financial Corp.	75,486	2,217,024
U.S. Bancorp, Delaware	414,012	13,753,479
Wachovia Corp.	354,025	19,754,595

	Shares	Value
Wells Fargo & Co.	784,425	$ 28,380,497
Zions Bancorp	24,851	1,983,358
		118,959,064
Consumer Finance - 0.9%
American Express Co.	283,012	15,871,313
Capital One Financial Corp.	71,315	5,609,638
SLM Corp.	95,522	4,965,234
		26,446,185
Diversified Financial Services - 5.7%
Bank of America Corp.	1,054,345	56,481,262
Chicago Mercantile Exchange Holdings, Inc. Class A	8,287	3,963,258
CIT Group, Inc.	46,321	2,252,590
Citigroup, Inc.	1,151,737	57,206,777
JPMorgan Chase & Co.	808,701	37,976,599
Moody's Corp.	55,164	3,606,622
		161,487,108
Insurance - 4.7%
ACE Ltd.	75,755	4,146,071
AFLAC, Inc.	115,616	5,290,588
Allstate Corp.	146,649	9,199,292
AMBAC Financial Group, Inc.	24,675	2,041,856
American International Group, Inc.	605,406	40,114,202
Aon Corp.	73,259	2,481,282
Cincinnati Financial Corp.	40,354	1,939,413
Genworth Financial, Inc. Class A (non-vtg.)	105,997	3,710,955
Hartford Financial Services Group, Inc.	70,877	6,148,580
Lincoln National Corp.	66,890	4,152,531
Loews Corp.	106,484	4,035,744
Marsh & McLennan Companies, Inc.	128,219	3,609,365
MBIA, Inc.	31,393	1,928,786
MetLife, Inc.	176,908	10,027,145
Principal Financial Group, Inc.	62,733	3,405,147
Progressive Corp.	179,898	4,414,697
Prudential Financial, Inc.	112,985	8,615,106
SAFECO Corp.	27,106	1,597,357
The Chubb Corp.	95,702	4,972,676
The St. Paul Travelers Companies, Inc.	160,958	7,547,321
Torchmark Corp.	23,049	1,454,622
UnumProvident Corp.	79,793	1,547,186
XL Capital Ltd. Class A	42,001	2,885,469
		135,265,391
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	22,683	1,234,182
Archstone-Smith Trust	49,911	2,717,155
Boston Properties, Inc.	26,627	2,751,634
Equity Office Properties Trust	81,565	3,243,024
Equity Residential (SBI)	67,781	3,428,363
Kimco Realty Corp.	50,455	2,163,006
Plum Creek Timber Co., Inc.	41,750	1,421,170
ProLogis Trust	57,101	3,258,183
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage, Inc.	28,249	$ 2,429,132
Simon Property Group, Inc.	51,524	4,669,105
Vornado Realty Trust (d)	28,393	3,094,837
		30,409,791
Real Estate Management & Development - 0.0%
Realogy Corp. (a)(d)	49,726	1,127,786
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	142,575	4,995,828
Fannie Mae	225,482	12,606,699
Freddie Mac	160,975	10,677,472
Golden West Financial Corp., Delaware	87,373	6,749,564
MGIC Investment Corp. (d)	19,676	1,179,970
Sovereign Bancorp, Inc.	83,545	1,797,053
Washington Mutual, Inc.	224,453	9,756,972
		47,763,558
TOTAL FINANCIALS		624,510,104
HEALTH CARE - 12.4%
Biotechnology - 1.3%
Amgen, Inc. (a)	272,695	19,505,873
Biogen Idec, Inc. (a)	80,043	3,576,321
Genzyme Corp. (a)	60,890	4,108,248
Gilead Sciences, Inc. (a)	106,425	7,311,398
MedImmune, Inc. (a)	55,778	1,629,275
		36,131,115
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc.	12,526	627,928
Baxter International, Inc.	151,980	6,909,011
Becton, Dickinson & Co.	57,003	4,028,402
Biomet, Inc.	57,036	1,835,989
Boston Scientific Corp. (a)	274,415	4,058,598
C.R. Bard, Inc.	24,115	1,808,625
Hospira, Inc. (a)	36,575	1,399,725
Medtronic, Inc.	267,750	12,434,310
St. Jude Medical, Inc. (a)	82,153	2,899,179
Stryker Corp.	69,139	3,428,603
Zimmer Holdings, Inc. (a)	56,550	3,817,125
		43,247,495
Health Care Providers & Services - 2.7%
Aetna, Inc.	127,592	5,046,264
AmerisourceBergen Corp.	46,956	2,122,411
Cardinal Health, Inc.	94,469	6,210,392
Caremark Rx, Inc.	99,452	5,635,945
CIGNA Corp.	25,834	3,005,011
Coventry Health Care, Inc. (a)	37,017	1,907,116
Express Scripts, Inc. (a)	32,090	2,422,474
HCA, Inc.	98,755	4,926,887

	Shares	Value
Health Management Associates, Inc. Class A	55,976	$ 1,169,898
Humana, Inc. (a)	38,453	2,541,359
Laboratory Corp. of America Holdings (a)	29,166	1,912,415
Manor Care, Inc.	17,160	897,125
McKesson Corp.	69,732	3,676,271
Medco Health Solutions, Inc. (a)	68,474	4,115,972
Patterson Companies, Inc. (a)	32,371	1,087,989
Quest Diagnostics, Inc.	37,662	2,303,408
Tenet Healthcare Corp. (a)	109,797	893,748
UnitedHealth Group, Inc.	313,795	15,438,714
WellPoint, Inc. (a)	144,387	11,125,018
		76,438,417
Health Care Technology - 0.0%
IMS Health, Inc.	46,941	1,250,508
Life Sciences Tools & Services - 0.2%
Applera Corp. - Applied Biosystems Group	42,455	1,405,685
Fisher Scientific International, Inc. (a)	28,984	2,267,708
Millipore Corp. (a)(d)	12,412	760,856
PerkinElmer, Inc.	29,259	553,873
Thermo Electron Corp. (a)	36,713	1,443,922
Waters Corp. (a)	23,866	1,080,652
		7,512,696
Pharmaceuticals - 6.7%
Abbott Laboratories	355,917	17,283,330
Allergan, Inc.	35,130	3,955,989
Barr Pharmaceuticals, Inc. (a)	24,762	1,286,138
Bristol-Myers Squibb Co.	458,124	11,416,450
Eli Lilly & Co.	229,103	13,058,871
Forest Laboratories, Inc. (a)	74,073	3,748,835
Johnson & Johnson	681,411	44,250,830
King Pharmaceuticals, Inc. (a)	56,632	964,443
Merck & Co., Inc.	506,949	21,241,163
Mylan Laboratories, Inc.	49,110	988,584
Pfizer, Inc.	1,698,610	48,172,580
Schering-Plough Corp.	345,088	7,622,994
Watson Pharmaceuticals, Inc. (a)	23,813	623,186
Wyeth	313,483	15,937,476
		190,550,869
TOTAL HEALTH CARE		355,131,100
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.4%
General Dynamics Corp.	93,977	6,735,332
Goodrich Corp.	29,054	1,177,268
Honeywell International, Inc.	190,780	7,802,902
L-3 Communications Holdings, Inc.	28,661	2,245,016
Lockheed Martin Corp.	82,945	7,138,247
Northrop Grumman Corp.	80,258	5,463,162
Raytheon Co.	104,533	5,018,629
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	39,931	$ 2,189,816
The Boeing Co.	185,181	14,601,522
United Technologies Corp.	235,622	14,926,654
		67,298,548
Air Freight & Logistics - 0.9%
FedEx Corp.	71,381	7,757,687
United Parcel Service, Inc. Class B	251,833	18,116,866
		25,874,553
Airlines - 0.1%
Southwest Airlines Co.	183,124	3,050,846
Building Products - 0.1%
American Standard Companies, Inc.	40,648	1,705,997
Masco Corp.	92,741	2,542,958
		4,248,955
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.	59,086	665,899
Avery Dennison Corp.	21,992	1,323,259
Cintas Corp.	31,814	1,298,966
Equifax, Inc.	29,499	1,082,908
Monster Worldwide, Inc. (a)	29,905	1,082,262
Pitney Bowes, Inc.	51,608	2,289,847
R.R. Donnelley & Sons Co.	50,389	1,660,821
Robert Half International, Inc.	39,908	1,355,675
Waste Management, Inc.	125,913	4,618,489
		15,378,126
Construction & Engineering - 0.1%
Fluor Corp.	20,404	1,568,864
Electrical Equipment - 0.5%
American Power Conversion Corp.	39,493	867,266
Cooper Industries Ltd. Class A	21,324	1,817,231
Emerson Electric Co.	94,977	7,964,771
Rockwell Automation, Inc.	40,986	2,381,287
		13,030,555
Industrial Conglomerates - 4.0%
3M Co.	175,473	13,058,701
General Electric Co.	2,404,921	84,893,711
Textron, Inc.	29,413	2,573,638
Tyco International Ltd.	469,346	13,136,995
		113,663,045
Machinery - 1.4%
Caterpillar, Inc.	152,762	10,051,740
Cummins, Inc.	12,244	1,459,852
Danaher Corp.	55,123	3,785,296
Deere & Co.	53,859	4,519,309
Dover Corp.	47,413	2,249,273
Eaton Corp.	34,944	2,405,894
Illinois Tool Works, Inc.	97,898	4,395,620
Ingersoll-Rand Co. Ltd. Class A	74,953	2,846,715

	Shares	Value
ITT Industries, Inc.	43,022	$ 2,205,738
Navistar International Corp. (a)	14,372	371,085
PACCAR, Inc.	58,080	3,311,722
Pall Corp.	29,081	895,986
Parker Hannifin Corp.	28,005	2,176,829
		40,675,059
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	84,322	6,192,608
CSX Corp.	103,324	3,392,127
Norfolk Southern Corp.	96,403	4,246,552
Ryder System, Inc.	14,439	746,208
Union Pacific Corp.	62,748	5,521,824
		20,099,319
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	17,539	1,175,464
TOTAL INDUSTRIALS		306,063,334
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.8%
ADC Telecommunications, Inc. (a)	27,310	409,650
Avaya, Inc. (a)	106,455	1,217,845
Ciena Corp. (a)	19,670	536,008
Cisco Systems, Inc. (a)	1,422,128	32,708,944
Comverse Technology, Inc. (a)	47,059	1,008,945
Corning, Inc. (a)	363,364	8,869,715
JDS Uniphase Corp. (a)	392,506	859,588
Juniper Networks, Inc. (a)	131,797	2,277,452
Lucent Technologies, Inc. (a)(d)	1,044,127	2,443,257
Motorola, Inc.	570,758	14,268,950
QUALCOMM, Inc.	384,824	13,988,352
Tellabs, Inc. (a)	104,296	1,143,084
		79,731,790
Computers & Peripherals - 3.5%
Apple Computer, Inc. (a)	198,134	15,262,262
Dell, Inc. (a)	529,193	12,086,768
EMC Corp. (a)	535,454	6,414,739
Hewlett-Packard Co.	638,065	23,410,605
International Business Machines Corp.	354,526	29,049,860
Lexmark International, Inc. Class A (a)	23,364	1,347,168
NCR Corp. (a)	41,979	1,657,331
Network Appliance, Inc. (a)	86,757	3,210,877
QLogic Corp. (a)	37,119	701,549
SanDisk Corp. (a)(d)	45,650	2,444,101
Sun Microsystems, Inc. (a)	817,514	4,063,045
		99,648,305
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	95,206	3,112,284
Jabil Circuit, Inc.	43,025	1,229,224
Molex, Inc.	32,946	1,283,906
Sanmina-SCI Corp. (a)	124,128	464,239
Solectron Corp. (a)	213,055	694,559
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Symbol Technologies, Inc.	59,156	$ 879,058
Tektronix, Inc.	19,503	564,222
		8,227,492
Internet Software & Services - 1.3%
eBay, Inc. (a)	273,675	7,761,423
Google, Inc. Class A (sub. vtg.) (a)	49,633	19,947,503
VeriSign, Inc. (a)	57,107	1,153,561
Yahoo!, Inc. (a)	289,582	7,320,633
		36,183,120
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	27,622	1,432,477
Automatic Data Processing, Inc.	129,425	6,126,980
Computer Sciences Corp. (a)	40,004	1,964,996
Convergys Corp. (a)	32,345	667,924
Electronic Data Systems Corp.	120,584	2,956,720
First Data Corp.	178,252	7,486,584
Fiserv, Inc. (a)	40,589	1,911,336
Paychex, Inc.	78,856	2,905,844
Sabre Holdings Corp. Class A	30,704	718,167
Unisys Corp. (a)	80,085	453,281
		26,624,309
Office Electronics - 0.1%
Xerox Corp. (a)	227,884	3,545,875
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	113,191	2,812,796
Altera Corp. (a)	83,702	1,538,443
Analog Devices, Inc.	82,200	2,415,858
Applied Materials, Inc.	323,561	5,736,737
Broadcom Corp. Class A (a)	109,248	3,314,584
Freescale Semiconductor, Inc. Class B (a)	94,505	3,592,135
Intel Corp.	1,343,708	27,640,074
KLA-Tencor Corp.	46,379	2,062,474
Linear Technology Corp.	70,178	2,183,939
LSI Logic Corp. (a)	93,088	765,183
Maxim Integrated Products, Inc.	74,708	2,097,054
Micron Technology, Inc. (a)	170,032	2,958,557
National Semiconductor Corp.	69,346	1,631,711
Novellus Systems, Inc. (a)	28,711	794,146
NVIDIA Corp. (a)	82,121	2,429,960
PMC-Sierra, Inc. (a)(d)	48,687	289,201
Teradyne, Inc. (a)	45,896	603,991
Texas Instruments, Inc.	357,030	11,871,248
Xilinx, Inc.	79,177	1,737,935
		76,476,026
Software - 3.4%
Adobe Systems, Inc. (a)	134,925	5,052,941
Autodesk, Inc. (a)	53,977	1,877,320

	Shares	Value
BMC Software, Inc. (a)	47,750	$ 1,299,755
CA, Inc.	95,667	2,266,351
Citrix Systems, Inc. (a)	42,820	1,550,512
Compuware Corp. (a)	86,782	676,032
Electronic Arts, Inc. (a)	71,440	3,977,779
Intuit, Inc. (a)	79,601	2,554,396
Microsoft Corp.	2,012,113	54,991,048
Novell, Inc. (a)	78,976	483,333
Oracle Corp. (a)	939,644	16,669,285
Parametric Technology Corp. (a)	26,009	454,117
Symantec Corp. (a)	230,441	4,903,784
		96,756,653
TOTAL INFORMATION TECHNOLOGY		427,193,570
MATERIALS - 2.8%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	51,330	3,406,772
Ashland, Inc.	14,742	940,245
Dow Chemical Co.	223,487	8,711,523
E.I. du Pont de Nemours & Co.	214,740	9,199,462
Eastman Chemical Co.	19,164	1,035,239
Ecolab, Inc.	41,619	1,782,126
Hercules, Inc. (a)	26,403	416,375
International Flavors & Fragrances, Inc.	18,376	726,587
Monsanto Co.	126,451	5,944,462
PPG Industries, Inc.	38,479	2,581,171
Praxair, Inc.	75,096	4,442,679
Rohm & Haas Co.	33,442	1,583,479
Sigma Aldrich Corp.	15,462	1,170,010
		41,940,130
Construction Materials - 0.0%
Vulcan Materials Co.	22,480	1,759,060
Containers & Packaging - 0.2%
Ball Corp.	24,276	981,964
Bemis Co., Inc.	24,423	802,540
Pactiv Corp. (a)	32,144	913,532
Sealed Air Corp.	18,886	1,022,110
Temple-Inland, Inc.	25,335	1,015,934
		4,736,080
Metals & Mining - 0.8%
Alcoa, Inc.	201,949	5,662,650
Allegheny Technologies, Inc.	23,434	1,457,360
Freeport-McMoRan Copper & Gold, Inc. Class B	45,767	2,437,550
Newmont Mining Corp.	104,756	4,478,319
Nucor Corp.	71,826	3,554,669
Phelps Dodge Corp.	47,519	4,024,859
United States Steel Corp.	28,671	1,653,743
		23,269,150
Paper & Forest Products - 0.3%
International Paper Co.	105,905	3,667,490
Louisiana-Pacific Corp.	24,511	460,071
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	42,206	$ 1,118,881
Weyerhaeuser Co.	57,366	3,529,730
		8,776,172
TOTAL MATERIALS		80,480,592
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	904,852	29,461,981
BellSouth Corp.	423,006	18,083,507
CenturyTel, Inc.	27,119	1,075,811
Citizens Communications Co.	74,741	1,049,364
Embarq Corp.	34,738	1,680,277
Qwest Communications International, Inc. (a)	372,827	3,251,051
Verizon Communications, Inc.	675,284	25,073,295
Windstream Corp.	110,445	1,456,770
		81,132,056
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	90,421	5,018,366
Sprint Nextel Corp.	695,948	11,935,508
		16,953,874
TOTAL TELECOMMUNICATION SERVICES		98,085,930
UTILITIES - 3.4%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	38,343	1,540,238
American Electric Power Co., Inc.	91,780	3,338,039
Edison International	75,901	3,160,518
Entergy Corp.	48,539	3,797,206
Exelon Corp.	155,964	9,442,061
FirstEnergy Corp.	76,838	4,292,171
FPL Group, Inc.	94,213	4,239,585
Pinnacle West Capital Corp.	23,174	1,043,989
PPL Corp.	88,754	2,920,007
Progress Energy, Inc.	59,020	2,678,328
Southern Co.	172,922	5,958,892
		42,411,034
Gas Utilities - 0.0%
Nicor, Inc.	10,375	443,635
Peoples Energy Corp.	8,962	364,305
		807,940
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	154,086	3,141,814
Constellation Energy Group, Inc.	41,853	2,477,698
Dynegy, Inc. Class A (a)	88,113	488,146
TXU Corp.	107,482	6,719,775
		12,827,433

	Shares	Value
Multi-Utilities - 1.4%
Ameren Corp.	47,959	$ 2,531,756
CenterPoint Energy, Inc.	72,629	1,040,047
CMS Energy Corp. (a)	51,621	745,407
Consolidated Edison, Inc.	57,417	2,652,665
Dominion Resources, Inc.	82,199	6,287,402
DTE Energy Co.	41,411	1,718,971
Duke Energy Corp.	291,901	8,815,410
KeySpan Corp.	40,773	1,677,401
NiSource, Inc.	63,551	1,381,599
PG&E Corp.	81,085	3,377,190
Public Service Enterprise Group, Inc.	58,641	3,588,243
Sempra Energy	60,852	3,057,813
TECO Energy, Inc. (d)	48,665	761,607
Xcel Energy, Inc.	94,574	1,952,953
		39,588,464
TOTAL UTILITIES		95,634,871
TOTAL COMMON STOCKS (Cost $1,575,822,876)		2,802,677,356
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.86% 12/21/06 (e) (Cost $2,967,168)	$ 3,000,000	2,968,267
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 5.36% (b)	51,615,948	51,615,948
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	21,939,457	21,939,457
TOTAL MONEY MARKET FUNDS (Cost $73,555,405)		73,555,405
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,652,345,449)	2,879,201,028
NET OTHER ASSETS - (0.8)%	(22,856,170)
NET ASSETS - 100%	$ 2,856,344,858
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
173 S&P 500 Index Contracts	Dec. 2006	$ 58,188,550	$ 1,546,845

The face value of futures purchased as a percentage of net assets - 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,968,267.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 775,264
Fidelity Securities Lending Cash Central Fund	93,903
Total	$ 869,167
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,661,026,851. Net unrealized appreciation aggregated $1,218,174,177, of which $1,357,681,764 related to appreciated investment securities and $139,507,587 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

September 30, 2006

VIPCON-QTLY-1106

1.808782.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.6%
Honda Motor Co. Ltd. (d)	253,300	$ 8,518,479
Hyundai Motor Co.	21,100	1,806,086
Nissan Motor Co. Ltd.	142,700	1,602,521
Renault SA	79,000	9,061,272
Toyota Motor Corp.	1,750,900	95,336,501
		116,324,859
Distributors - 0.1%
Li & Fung Ltd.	5,328,000	13,240,240
Hotels, Restaurants & Leisure - 1.7%
Ambassadors Group, Inc.	556,599	15,740,620
Aristocrat Leisure Ltd. (d)	1,008,713	10,601,004
Chipotle Mexican Grill, Inc. Class A (d)	367,050	18,231,374
Gaylord Entertainment Co. (a)	52,827	2,316,464
International Game Technology	409,200	16,981,800
Las Vegas Sands Corp. (a)	911,900	62,328,365
McDonald's Corp.	682,500	26,699,400
Panera Bread Co. Class A (a)	943,036	54,931,847
Penn National Gaming, Inc. (a)	140,697	5,138,254
Starbucks Corp. (a)	1,608,600	54,772,830
Tim Hortons, Inc. (d)	712,800	18,746,640
Tim Hortons, Inc. (f)	658,200	17,218,512
William Hill PLC	1,371,942	16,526,411
Wynn Resorts Ltd. (a)	133,020	9,046,690
		329,280,211
Household Durables - 0.4%
Garmin Ltd. (d)	941,688	45,935,541
Matsushita Electric Industrial Co. Ltd.	279,900	5,914,287
Sharp Corp.	657,000	11,260,950
Snap-On, Inc.	141,800	6,317,190
Sony Corp.	280,600	11,325,015
		80,752,983
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	71,600	2,059,216
Liberty Media Holding Corp. - Interactive Series A (a)	958,274	19,529,624
Priceline.com, Inc. (a)(d)	145,700	5,360,303
VistaPrint Ltd.	393,700	10,212,578
		37,161,721
Leisure Equipment & Products - 0.0%
Marvel Entertainment, Inc. (a)	80,000	1,931,200
Media - 2.5%
CKX, Inc. (a)	69,700	867,765
Comcast Corp. Class A (special)	239,800	8,827,038
CTC Media, Inc.	92,500	2,062,750
EchoStar Communications Corp. Class A (a)	796,600	26,080,684
Liberty Media Holding Corp. - Capital Series A (a)	51,900	4,337,283
Live Nation, Inc. (a)	465,577	9,507,082
McGraw-Hill Companies, Inc.	380,960	22,107,109

	Shares	Value
News Corp. Class B	3,665,600	$ 75,657,984
Omnicom Group, Inc.	111,400	10,427,040
The DIRECTV Group, Inc. (a)	378,800	7,454,784
The Walt Disney Co.	9,982,943	308,572,768
The Weinstein Co. II Holdings, LLC Class A-1 (a)(e)	11,499	11,499,000
Thomson Corp.	121,300	4,882,598
		492,283,885
Multiline Retail - 0.6%
Federated Department Stores, Inc.	403,750	17,446,038
JCPenney Co., Inc.	237,600	16,249,464
Kohl's Corp. (a)	63,000	4,089,960
Marks & Spencer Group PLC	7,118,053	85,610,808
		123,396,270
Specialty Retail - 2.1%
American Eagle Outfitters, Inc.	422,247	18,507,086
AnnTaylor Stores Corp. (a)	212,800	8,907,808
AutoZone, Inc. (a)	62,100	6,414,930
Best Buy Co., Inc.	586,150	31,394,194
CarMax, Inc. (a)(d)	239,000	9,968,690
Circuit City Stores, Inc.	2,420,772	60,785,585
Dick's Sporting Goods, Inc. (a)	91,800	4,178,736
Guess?, Inc. (a)	45,300	2,198,409
Hennes & Mauritz AB (H&M) (B Shares)	12,222	511,206
Inditex SA	273,000	12,725,992
J. Crew Group, Inc.	809,900	24,353,693
Limited Brands, Inc.	819,900	21,719,151
Office Depot, Inc. (a)	1,827,860	72,566,042
Payless ShoeSource, Inc. (a)	189,220	4,711,578
Sherwin-Williams Co.	226,700	12,645,326
Staples, Inc.	978,475	23,806,297
The Children's Place Retail Stores, Inc. (a)	81,564	5,222,543
TJX Companies, Inc.	2,881,700	80,774,051
Zumiez, Inc. (a)	2,100	56,700
		401,448,017
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	728,211	7,033,981
Crocs, Inc. (d)	485,456	16,481,231
Delta Woodside Industries, Inc. (a)	22,175	1,552
Hanesbrands, Inc. (a)	72,525	1,632,538
Luxottica Group Spa sponsored ADR	59,800	1,759,914
Phillips-Van Heusen Corp.	45,900	1,917,243
Polo Ralph Lauren Corp. Class A	101,652	6,575,868
True Religion Apparel, Inc. (a)(d)	148,012	3,124,533
Under Armour, Inc. Class A (sub. vtg.)	173,500	6,943,470
VF Corp.	174,100	12,700,595
Wolverine World Wide, Inc.	347,200	9,829,232
		68,000,157
TOTAL CONSUMER DISCRETIONARY		1,663,819,543
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.0%
Beverages - 2.7%
Anheuser-Busch Companies, Inc.	305,000	$ 14,490,550
Diageo PLC sponsored ADR	1,678,100	119,212,224
InBev SA	65,817	3,623,943
PepsiCo, Inc.	3,964,762	258,740,368
The Coca-Cola Co.	2,997,203	133,915,030
		529,982,115
Food & Staples Retailing - 1.0%
CVS Corp.	1,390,019	44,647,410
Koninklijke Ahold NV sponsored ADR (a)	504,800	5,345,832
Kroger Co.	1,040,310	24,072,773
Safeway, Inc.	742,303	22,528,896
Tesco PLC	4,998,048	33,681,946
Wal-Mart de Mexico SA de CV Series V	3,303,096	11,239,047
Wal-Mart Stores, Inc.	489,300	24,132,276
Walgreen Co.	585,400	25,985,906
		191,634,086
Food Products - 1.2%
General Mills, Inc.	91,400	5,173,240
Groupe Danone	513,303	72,056,793
Hershey Co.	877,000	46,875,650
Kellogg Co.	505,200	25,017,504
Nestle SA (Reg.)	140,597	49,028,467
Ralcorp Holdings, Inc. (a)	108,000	5,208,840
Sara Lee Corp.	442,800	7,115,796
TreeHouse Foods, Inc. (a)	472,430	11,172,970
Wm. Wrigley Jr. Co.	444,450	20,471,367
		242,120,627
Household Products - 2.8%
Colgate-Palmolive Co.	1,908,989	118,548,217
Procter & Gamble Co.	6,728,011	417,002,122
		535,550,339
Personal Products - 0.3%
Avon Products, Inc.	1,194,046	36,609,450
Bare Escentuals, Inc. (a)	45,200	1,227,180
Herbalife Ltd. (a)	374,250	14,176,590
		52,013,220
TOTAL CONSUMER STAPLES		1,551,300,387
ENERGY - 8.0%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	265,100	18,079,820
Schlumberger Ltd. (NY Shares)	4,222,853	261,943,572
Smith International, Inc.	1,143,850	44,381,380
		324,404,772
Oil, Gas & Consumable Fuels - 6.3%
Addax Petroleum Corp.	51,000	1,219,858
BG Group PLC sponsored ADR	157,600	9,608,872

	Shares	Value
BP PLC sponsored ADR	379,232	$ 24,870,035
Cameco Corp.	73,300	2,670,521
Canadian Oil Sands Trust unit	2,107,800	56,223,083
Chevron Corp.	504,300	32,708,898
China Petroleum & Chemical Corp. sponsored ADR (d)	187,540	11,612,477
EnCana Corp.	7,450,984	346,639,544
EOG Resources, Inc.	170,200	11,071,510
Exxon Mobil Corp.	3,427,700	229,998,670
Imperial Oil Ltd.	688,000	23,059,493
Murphy Oil Corp.	1,815,000	86,303,250
Noble Energy, Inc.	748,524	34,125,209
Occidental Petroleum Corp.	856,687	41,215,212
PetroChina Co. Ltd. sponsored ADR (d)	897,500	96,615,875
Petroleo Brasileiro SA Petrobras sponsored ADR	105,100	8,810,533
Suncor Energy, Inc.	125,800	9,023,572
Talisman Energy, Inc.	355,100	5,793,662
Valero Energy Corp.	3,585,079	184,524,016
XTO Energy, Inc.	376,300	15,853,519
		1,231,947,809
TOTAL ENERGY		1,556,352,581
FINANCIALS - 20.9%
Capital Markets - 1.3%
Charles Schwab Corp.	2,941,629	52,655,159
Goldman Sachs Group, Inc.	658,300	111,364,611
Lehman Brothers Holdings, Inc.	341,730	25,240,178
Mellon Financial Corp.	586,000	22,912,600
Morgan Stanley	464,700	33,881,277
SEI Investments Co.	293,000	16,463,670
		262,517,495
Commercial Banks - 4.9%
Allied Irish Banks PLC	2,699,300	72,962,079
Anglo Irish Bank Corp. PLC	3,139,482	51,556,244
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	874,600	20,229,498
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	32,800	984,000
Banco Santander Central Hispano SA sponsored ADR	1,426,900	22,530,751
Bank of Ireland	1,657,787	32,416,536
BOK Financial Corp.	1,900	99,940
Commerce Bancorp, Inc., New Jersey	233,700	8,579,127
Compass Bancshares, Inc.	394,800	22,495,704
Credicorp Ltd. (NY Shares)	102,100	4,286,158
Cullen/Frost Bankers, Inc.	103,700	5,995,934
HDFC Bank Ltd. sponsored ADR	10,800	659,340
HSBC Holdings PLC sponsored ADR	472,117	43,212,869
M&T Bank Corp.	983,400	117,968,664
Marshall & Ilsley Corp.	97,300	4,687,914
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd.	384,500	$ 10,517,746
PNC Financial Services Group, Inc.	302,000	21,876,880
Royal Bank of Scotland Group PLC	1,544,300	53,162,776
Shinhan Financial Group Co. Ltd.	170,180	7,670,057
Signature Bank, New York (a)	68,400	2,115,612
Standard Chartered PLC (United Kingdom)	637,800	16,332,959
SunTrust Banks, Inc.	418,600	32,349,408
Toronto-Dominion Bank	175,400	10,420,920
U.S. Bancorp, Delaware	123,800	4,112,636
Uniao de Bancos Brasileiros SA (Unibanco) GDR	39,700	2,937,800
Wells Fargo & Co.	10,225,700	369,965,826
Western Alliance Bancorp. (a)	17,800	585,620
Zions Bancorp	193,410	15,436,052
		956,149,050
Consumer Finance - 1.6%
American Express Co.	3,273,850	183,597,508
SLM Corp.	2,274,600	118,233,708
		301,831,216
Diversified Financial Services - 2.4%
Bank of America Corp.	3,840,400	205,730,228
CBOT Holdings, Inc. Class A	46,500	5,616,735
Citigroup, Inc.	1,731,400	85,998,638
International Securities Exchange, Inc. Class A	115,100	5,397,039
JPMorgan Chase & Co.	2,307,500	108,360,200
Moody's Corp.	797,700	52,153,626
		463,256,466
Insurance - 9.5%
Admiral Group PLC	2,334,300	36,224,754
Allstate Corp.	2,881,000	180,725,130
American International Group, Inc.	1,869,814	123,893,876
Assurant, Inc.	990,050	52,878,571
Axis Capital Holdings Ltd.	557,400	19,336,206
Berkshire Hathaway, Inc. Class A (a)	5,083	486,951,400
Brown & Brown, Inc.	52,600	1,607,456
Cincinnati Financial Corp.	60,100	2,888,406
Everest Re Group Ltd.	662,280	64,592,168
Genworth Financial, Inc. Class A (non-vtg.)	1,487,700	52,084,377
Lincoln National Corp.	1,403,004	87,098,488
Loews Corp.	1,684,416	63,839,366
Markel Corp. (a)	21,950	9,013,987
MetLife, Inc.	3,688,150	209,044,342
MetLife, Inc. unit	1,019,484	30,288,870
Progressive Corp.	1,331,800	32,682,372
Prudential Financial, Inc.	2,099,200	160,064,000
Shin Kong Financial Holding Co. Ltd.	2,046,000	1,881,628
The Chubb Corp.	2,549,600	132,477,216
The St. Paul Travelers Companies, Inc.	204,000	9,565,560

	Shares	Value
W.R. Berkley Corp.	1,559,062	$ 55,175,204
White Mountains Insurance Group Ltd.	45,967	22,843,760
Willis Group Holdings Ltd.	68,600	2,606,800
Zenith National Insurance Corp.	252,600	10,076,214
		1,847,840,151
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	391,742	16,417,907
Cedar Shopping Centers, Inc.	22,500	363,825
Equity Office Properties Trust	341,000	13,558,160
Equity Residential (SBI)	322,100	16,291,818
Vornado Realty Trust	250,300	27,282,700
		73,914,410
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	133,530	3,284,838
Mitsui Fudosan Co. Ltd.	398,000	9,045,071
		12,329,909
Thrifts & Mortgage Finance - 0.7%
Golden West Financial Corp., Delaware	1,587,500	122,634,375
Hudson City Bancorp, Inc.	469,000	6,214,250
		128,848,625
TOTAL FINANCIALS		4,046,687,322
HEALTH CARE - 11.5%
Biotechnology - 4.4%
Actelion Ltd. (Reg.) (a)	66,129	9,488,557
Alexion Pharmaceuticals, Inc. (a)	63,800	2,167,924
Amylin Pharmaceuticals, Inc. (a)	803,300	35,401,431
Arena Pharmaceuticals, Inc. (a)	855,620	10,250,328
Biogen Idec, Inc. (a)	104,300	4,660,124
Celgene Corp. (a)	1,265,650	54,802,645
Digene Corp. (a)	45,300	1,954,695
Genentech, Inc. (a)	6,204,950	513,149,365
Genmab AS (a)	157,150	6,548,418
Gilead Sciences, Inc. (a)	2,174,599	149,394,951
Human Genome Sciences, Inc. (a)	228,400	2,635,736
MannKind Corp. (a)(d)	1,029,836	19,566,884
MannKind Corp. warrants 8/3/10 (a)(e)	86,731	894,910
Medarex, Inc. (a)	1,618,736	17,385,225
Myogen, Inc. (a)	230,124	8,072,750
Renovis, Inc. (a)(d)	251,014	3,453,953
Tanox, Inc. (a)	296,123	3,500,174
Vertex Pharmaceuticals, Inc. (a)	86,500	2,910,725
ViaCell, Inc. (a)	196,800	826,560
		847,065,355
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	186,400	21,342,800
Baxter International, Inc.	45,600	2,072,976
Becton, Dickinson & Co.	29,700	2,098,899
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	486,960	$ 36,522,000
DENTSPLY International, Inc.	1,408,124	42,398,614
DexCom, Inc. (a)	74,896	833,592
Foxhollow Technologies, Inc. (a)	62,900	2,150,551
Gen-Probe, Inc. (a)	538,300	25,240,887
Immucor, Inc. (a)	92,286	2,068,129
Intuitive Surgical, Inc. (a)	103,996	10,966,378
Inverness Medical Innovations, Inc. (a)	4,500	156,420
Inverness Medical Innovations, Inc. (a)(e)	109,300	3,419,341
IRIS International, Inc. (a)	71,500	822,250
Kyphon, Inc. (a)	609,400	22,803,748
NeuroMetrix, Inc. (a)	87,600	1,665,276
Nobel Biocare Holding AG (Switzerland)	63,491	15,627,734
Northstar Neuroscience, Inc.	307,824	4,063,277
NUCRYST Pharmaceuticals Corp.	29,800	230,574
NuVasive, Inc. (a)	330,637	6,649,110
ResMed, Inc. (a)	677,700	27,277,425
Respironics, Inc. (a)	50,493	1,949,535
St. Jude Medical, Inc. (a)	560,452	19,778,351
		250,137,867
Health Care Providers & Services - 0.8%
Aetna, Inc.	692,579	27,391,499
Brookdale Senior Living, Inc.	45,000	2,088,900
Caremark Rx, Inc.	80,200	4,544,934
Health Net, Inc. (a)	84,600	3,681,792
HMS Holdings Corp. (a)	225,254	2,842,705
Humana, Inc. (a)	374,900	24,777,141
LHC Group, Inc. (a)	181,065	4,041,371
Nighthawk Radiology Holdings, Inc.	56,500	1,080,845
Patterson Companies, Inc. (a)	1,487,614	49,998,707
UnitedHealth Group, Inc.	533,760	26,260,992
VCA Antech, Inc. (a)	395,400	14,258,124
Visicu, Inc.	28,500	255,645
		161,222,655
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	125,500	2,817,475
Cerner Corp. (a)	46,100	2,092,940
Emdeon Corp. (a)	837,610	9,808,413
		14,718,828
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	206,200	13,687,556
Illumina, Inc. (a)	403,047	13,316,673
Pharmaceutical Product Development, Inc.	330,398	11,791,905
		38,796,134
Pharmaceuticals - 4.7%
Aspreva Pharmaceuticals Corp. (a)	626,900	16,268,059
AstraZeneca PLC sponsored ADR	1,503,000	93,937,500
Johnson & Johnson	1,581,100	102,676,634

	Shares	Value
Merck & Co., Inc.	4,468,650	$ 187,236,435
Novartis AG sponsored ADR	1,949,100	113,905,404
Novo Nordisk AS Series B	148,400	11,029,892
Pfizer, Inc.	1,015,300	28,793,908
Roche Holding AG (participation certificate)	1,875,377	324,287,377
Schering-Plough Corp.	1,229,300	27,155,237
		905,290,446
TOTAL HEALTH CARE		2,217,231,285
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	1,221,235	105,099,484
Northrop Grumman Corp.	203,200	13,831,824
Raytheon Co.	175,500	8,425,755
Raytheon Co. warrants 6/16/11 (a)	27,068	386,260
The Boeing Co.	298,526	23,538,775
United Technologies Corp.	157,600	9,983,960
		161,266,058
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,688,877	119,870,137
FedEx Corp.	19,400	2,108,392
United Parcel Service, Inc. Class B	169,700	12,208,218
		134,186,747
Airlines - 0.9%
British Airways PLC (a)	763,200	6,107,126
Copa Holdings SA Class A	137,690	4,726,898
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	105,800	3,634,230
Republic Airways Holdings, Inc. (a)	273,688	4,247,638
Ryanair Holdings PLC sponsored ADR (a)	1,837,769	116,312,400
Southwest Airlines Co.	1,945,327	32,409,148
TAM SA (PN) sponsored ADR (ltd. vtg.)	158,900	5,068,910
		172,506,350
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	441,250	14,499,475
Brady Corp. Class A	298,800	10,505,808
Corrections Corp. of America (a)	67,758	2,930,534
Fuel-Tech, Inc. NV (a)	113,247	1,686,248
Herman Miller, Inc.	68,692	2,349,953
Robert Half International, Inc.	646,601	21,965,036
Stericycle, Inc. (a)	34,200	2,386,818
The Brink's Co.	194,200	10,304,252
		66,628,124
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	536,580	40,098,623
Electrical Equipment - 0.9%
Cooper Industries Ltd. Class A	1,410,387	120,193,180
Q-Cells AG	764,218	31,302,087
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
SolarWorld AG (d)	277,200	$ 15,231,246
Suntech Power Holdings Co. Ltd. sponsored ADR	229,100	5,917,653
		172,644,166
Industrial Conglomerates - 0.5%
3M Co.	962,608	71,637,287
General Electric Co.	1,000	35,300
Hutchison Whampoa Ltd.	2,064,000	18,227,388
		89,899,975
Machinery - 2.0%
Bucyrus International, Inc. Class A	23,825	1,010,657
Caterpillar, Inc.	349,297	22,983,743
Cummins, Inc.	185,700	22,141,011
Danaher Corp.	2,695,350	185,089,685
IDEX Corp.	743,284	31,998,376
Joy Global, Inc.	433,370	16,299,046
PACCAR, Inc. (d)	1,869,214	106,582,582
Valmont Industries, Inc.	103,800	5,423,550
		391,528,650
Marine - 0.1%
American Commercial Lines, Inc.	447,919	26,628,785
Road & Rail - 0.6%
Canadian National Railway Co.	1,201,400	50,239,680
CSX Corp.	194,500	6,385,435
Knight Transportation, Inc.	242,610	4,112,240
Landstar System, Inc.	736,513	31,449,105
Swift Transportation Co., Inc. (a)	652,852	15,485,649
		107,672,109
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd. (d)	1,451,000	18,446,840
TOTAL INDUSTRIALS		1,381,506,427
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	1,401,300	32,229,900
ECI Telecom Ltd. (a)	180,200	1,486,650
F5 Networks, Inc. (a)	162,438	8,726,169
Motorola, Inc.	1,415,068	35,376,700
Nice Systems Ltd. sponsored ADR	147,800	4,089,626
Nokia Corp. sponsored ADR	2,897,200	57,045,868
QUALCOMM, Inc.	2,304,016	83,750,982
Research In Motion Ltd. (a)	152,400	15,645,384
Riverbed Technology, Inc.	45,000	877,500
		239,228,779
Computers & Peripherals - 4.6%
Apple Computer, Inc. (a)	4,405,264	339,337,486
Hewlett-Packard Co.	12,564,900	461,006,181

	Shares	Value
NCR Corp. (a)	231,900	$ 9,155,412
Network Appliance, Inc. (a)	1,958,461	72,482,642
Sun Microsystems, Inc. (a)	787,900	3,915,863
		885,897,584
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. Class A	784,677	48,595,047
Daktronics, Inc.	74,500	1,541,405
Flextronics International Ltd. (a)	552,426	6,982,665
FLIR Systems, Inc. (a)	146,000	3,965,360
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,219,335	25,677,922
Itron, Inc. (a)	132,909	7,416,322
L-1 Identity Solutions, Inc.	170,164	2,220,640
Mettler-Toledo International, Inc. (a)	290,500	19,216,575
Molex, Inc.	52,000	2,026,440
Motech Industries, Inc.	680,414	9,668,825
National Instruments Corp.	357,823	9,782,881
		137,094,082
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	1,643,783	82,172,712
DivX, Inc.	69,500	1,652,015
Equinix, Inc. (a)	36,500	2,193,650
Google, Inc. Class A (sub. vtg.) (a)	1,903,199	764,895,668
LoopNet, Inc.	24,660	312,196
WebEx Communications, Inc. (a)	254,500	9,930,590
WebSideStory, Inc. (a)	142,301	1,879,796
Yahoo!, Inc. (a)	2,404,481	60,785,280
		923,821,907
IT Services - 1.5%
Alliance Data Systems Corp. (a)	547,500	30,216,525
Cognizant Technology Solutions Corp. Class A (a)	1,201,130	88,955,688
First Data Corp.	502,046	21,085,932
Infosys Technologies Ltd. sponsored ADR	390,100	18,619,473
Mastercard, Inc. Class A	818,500	57,581,475
MoneyGram International, Inc.	133,900	3,891,134
Paychex, Inc.	52,686	1,941,479
SRA International, Inc. Class A (a)	1,209,800	36,366,588
VeriFone Holdings, Inc. (a)	1,161,000	33,146,550
		291,804,844
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	91,300	2,268,805
ASML Holding NV (NY Shares) (a)	1,050,200	24,448,656
Broadcom Corp. Class A (a)	1,129,426	34,266,785
FormFactor, Inc. (a)	485,509	20,454,494
Hittite Microwave Corp. (a)	355,811	15,833,590
Lam Research Corp. (a)	1,005,214	45,566,351
Marvell Technology Group Ltd. (a)	8,649,116	167,533,377
MathStar, Inc. (d)	85,100	374,440
MEMC Electronic Materials, Inc. (a)	145,300	5,322,339
National Semiconductor Corp.	176,400	4,150,692
Renewable Energy Corp. AS	950,400	14,708,129
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Saifun Semiconductors Ltd.	193,500	$ 5,590,215
Samsung Electronics Co. Ltd.	264,775	185,787,324
		526,305,197
Software - 1.4%
Adobe Systems, Inc. (a)	1,324,788	49,613,311
Amdocs Ltd. (a)	165,700	6,561,720
BEA Systems, Inc. (a)	1,612,900	24,516,080
BMC Software, Inc. (a)	779,650	21,222,073
Citrix Systems, Inc. (a)	96,369	3,489,521
Intuit, Inc. (a)	2,588,764	83,073,437
Nintendo Co. Ltd.	44,800	9,229,607
Opsware, Inc. (a)	571,532	5,149,503
Oracle Corp. (a)	2,218,300	39,352,642
Quality Systems, Inc.	59,600	2,311,884
Reynolds & Reynolds Co. Class A	205,928	8,136,215
Salesforce.com, Inc. (a)	271,776	9,751,323
SAP AG sponsored ADR	255,200	12,632,400
		275,039,716
TOTAL INFORMATION TECHNOLOGY		3,279,192,109
MATERIALS - 4.7%
Chemicals - 1.6%
Bayer AG	1,397,368	71,195,900
Ecolab, Inc.	1,853,271	79,357,064
Lonza Group AG	26,218	1,815,947
Monsanto Co.	1,000,766	47,046,010
Praxair, Inc.	1,681,328	99,467,364
Wacker Chemie AG	50,100	5,895,752
		304,778,037
Containers & Packaging - 0.0%
Pactiv Corp. (a)	242,800	6,900,376
Peak International Ltd. (a)	200,000	604,000
		7,504,376
Metals & Mining - 3.1%
Aber Diamond Corp.	50	1,590
Agnico-Eagle Mines Ltd.	401,000	12,414,339
Allegheny Technologies, Inc.	92,281	5,738,955
Anglo American PLC ADR	1,453,744	30,673,998
Bema Gold Corp. (a)	6,365,000	28,011,807
BHP Billiton Ltd. sponsored ADR (d)	1,686,870	63,898,636
Eldorado Gold Corp. (a)	2,600,600	11,282,177
First Quantum Minerals Ltd.	107,000	4,999,937
Gabriel Resources Ltd. (a)	1,732,500	7,082,182
Gerdau SA sponsored ADR (d)	515,475	6,984,686
Glamis Gold Ltd. (a)	3,050,356	119,891,447
Goldcorp, Inc.	2,419,366	57,045,921

	Shares	Value
IPSCO, Inc.	194,940	$ 16,894,974
Lihir Gold Ltd. (a)	7,395,431	15,930,213
Meridian Gold, Inc. (a)	353,800	8,766,278
Newmont Mining Corp.	2,318,451	99,113,780
Nucor Corp. (d)	511,050	25,291,865
POSCO sponsored ADR	500,200	32,477,986
Rio Tinto PLC (Reg.)	922,586	43,737,496
US Gold Corp. (a)	583,200	2,838,726
US Gold Corp. warrants 2/22/11 (a)(e)	291,600	587,652
		593,664,645
TOTAL MATERIALS		905,947,058
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	5,926,844	192,978,041
BellSouth Corp.	1,463,166	62,550,347
BT Group PLC sponsored ADR	276,900	14,002,833
Cincinnati Bell, Inc.	241,000	1,161,620
Qwest Communications International, Inc. (a)	8,016,600	69,904,752
Telenor ASA sponsored ADR	92,600	3,605,844
		344,203,437
Wireless Telecommunication Services - 3.4%
America Movil SA de CV Series L sponsored ADR	10,443,000	411,140,910
American Tower Corp. Class A (a)	377,175	13,766,888
China Mobile (Hong Kong) Ltd. sponsored ADR	1,138,000	40,228,300
Leap Wireless International, Inc. (a)	158,731	7,696,866
NII Holdings, Inc. (a)	2,873,412	178,611,290
Rogers Communications, Inc. Class B (non-vtg.)	208,800	11,430,350
		662,874,604
TOTAL TELECOMMUNICATION SERVICES		1,007,078,041
UTILITIES - 1.4%
Electric Utilities - 0.5%
E.ON AG sponsored ADR	256,300	10,167,421
Entergy Corp.	203,500	15,919,805
Exelon Corp.	836,500	50,641,710
FirstEnergy Corp.	458,700	25,622,982
		102,351,918
Gas Utilities - 0.2%
ONEOK, Inc.	133,600	5,048,744
Southern Union Co.	814,277	21,505,056
		26,553,800
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	2,786,300	56,812,657
International Power PLC	2,532,000	14,835,503
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Mirant Corp. (a)	89,000	$ 2,430,590
TXU Corp.	748,200	46,777,464
		120,856,214
Multi-Utilities - 0.1%
PG&E Corp.	134,251	5,591,554
Sempra Energy	113,500	5,703,375
		11,294,929
TOTAL UTILITIES		261,056,861
TOTAL COMMON STOCKS (Cost $13,264,326,005)		17,870,171,614
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.1%
General Motors Corp. Series B, 5.25%	395,800	7,880,378
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,489,354)		7,880,378
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 5.36% (b)	1,909,574,696	1,909,574,696
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	204,211,294	204,211,294
TOTAL MONEY MARKET FUNDS (Cost $2,113,785,990)		2,113,785,990
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $15,384,601,349)	19,991,837,982
NET OTHER ASSETS - (3.4)%	(651,365,082)
NET ASSETS - 100%	$ 19,340,472,900
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,400,903 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/17/06	$ 3,306,325
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
US Gold Corp. warrants 2/22/11	2/8/06	$ 143,408
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,280,455
Fidelity Securities Lending Cash Central Fund	2,214,205
Total	$ 71,494,660
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $15,410,265,744. Net unrealized appreciation aggregated $4,581,572,238, of which $4,705,884,163 related to appreciated investment securities and $124,311,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

September 30, 2006

VIPAMG-QTLY-1106

1.808789.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.4%
	Shares	Value
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 0.1%
Fiat Spa (a)	13,300	$ 212,087
Renault SA	1,100	126,170
		338,257
Hotels, Restaurants & Leisure - 0.6%
Greek Organization of Football Prognostics SA	4,400	147,860
International Game Technology	11,400	473,100
McDonald's Corp.	18,800	735,456
		1,356,416
Household Durables - 0.2%
Koninklijke Philips Electronics NV (NY Shares)	4,200	147,042
Nexity	1,600	101,225
Sony Corp. sponsored ADR	2,200	88,792
Techtronic Industries Co. Ltd.	89,000	131,375
		468,434
Internet & Catalog Retail - 0.3%
Submarino SA	42,600	828,744
Media - 1.0%
Comcast Corp. Class A (special) (d)	60,500	2,227,005
NTL, Inc.	5,350	136,051
		2,363,056
Multiline Retail - 1.5%
Federated Department Stores, Inc.	47,500	2,052,475
Kohl's Corp. (a)	20,500	1,330,860
		3,383,335
Specialty Retail - 0.2%
Best Buy Co., Inc.	5,300	283,868
Circuit City Stores, Inc.	1,500	37,665
Inditex SA	1,000	46,615
		368,148
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (d)	25,700	872,515
TOTAL CONSUMER DISCRETIONARY		9,978,905
CONSUMER STAPLES - 7.5%
Beverages - 0.7%
PepsiCo, Inc.	19,500	1,272,570
Pernod Ricard SA	1,000	208,095
		1,480,665
Food & Staples Retailing - 2.3%
Aeon Co. Ltd.	7,300	178,878
Costco Wholesale Corp.	10,300	511,704
CVS Corp.	50,000	1,606,000
Kroger Co.	43,400	1,004,276
Shinsegae Co. Ltd.	114	59,030
Tesco PLC	14,600	98,390

	Shares	Value
Wal-Mart Stores, Inc.	19,800	$ 976,536
Walgreen Co.	20,100	892,239
		5,327,053
Food Products - 2.0%
Archer-Daniels-Midland Co.	15,000	568,200
Kellogg Co.	42,200	2,089,744
Koninklijke Numico NV	3,200	144,056
Nestle SA sponsored ADR	21,800	1,911,860
		4,713,860
Household Products - 0.1%
Reckitt Benckiser PLC	3,400	140,913
Personal Products - 0.7%
Avon Products, Inc.	53,600	1,643,376
Bare Escentuals, Inc. (a)	400	10,860
		1,654,236
Tobacco - 1.7%
Altria Group, Inc.	26,500	2,028,575
Reynolds American, Inc.	31,000	1,921,070
		3,949,645
TOTAL CONSUMER STAPLES		17,266,372
ENERGY - 6.5%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	8,400	572,880
Compagnie Generale de Geophysique SA (a)	900	138,438
ENSCO International, Inc.	7,100	311,193
Noble Corp.	5,300	340,154
Schlumberger Ltd. (NY Shares)	26,400	1,637,592
		3,000,257
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	15,700	688,131
Canadian Natural Resources Ltd.	5,400	246,054
Chesapeake Energy Corp.	12,200	353,556
Chevron Corp.	15,100	979,386
EOG Resources, Inc.	33,900	2,205,195
Exxon Mobil Corp.	56,300	3,777,730
Hess Corp.	22,600	936,092
Norsk Hydro ASA	5,260	118,403
OMV AG	2,600	134,718
Quicksilver Resources, Inc. (a)	3,800	121,220
Talisman Energy, Inc.	12,000	195,787
Ultra Petroleum Corp. (a)	33,400	1,606,874
Valero Energy Corp.	14,500	746,315
		12,109,461
TOTAL ENERGY		15,109,718
FINANCIALS - 12.9%
Capital Markets - 0.2%
Daiwa Securities Group, Inc.	8,000	93,309
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Nikko Cordial Corp.	12,500	$ 144,949
UBS AG (NY Shares)	5,300	314,343
		552,601
Commercial Banks - 3.5%
Banca Intesa Spa	18,200	119,759
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	20,100	670,335
Bank of China Ltd. (H Shares)	187,000	80,410
BNP Paribas SA	2,000	215,197
Compass Bancshares, Inc.	11,700	666,666
Daegu Bank Co. Ltd.	4,540	76,042
Deutsche Postbank AG	1,300	98,665
Finansbank AS	20,368	81,364
Kookmin Bank sponsored ADR	1,200	93,636
Nedbank Group Ltd.	3,100	45,452
Raiffeisen International Bank Holding AG	4,100	436,734
Societe Generale Series A	1,600	254,634
Sumitomo Mitsui Financial Group, Inc.	24	251,894
Uniao de Bancos Brasileiros SA (Unibanco) GDR	19,200	1,420,800
Unicredito Italiano Spa	22,000	182,594
Wells Fargo & Co.	94,700	3,426,246
		8,120,428
Consumer Finance - 0.4%
Credit Saison Co. Ltd.	2,800	118,024
ORIX Corp.	800	221,084
SLM Corp.	13,400	696,532
		1,035,640
Diversified Financial Services - 1.5%
Bank of America Corp.	60,400	3,235,628
ING Groep NV (Certificaten Van Aandelen)	4,600	202,308
		3,437,936
Insurance - 5.0%
Allianz AG (Reg.)	1,100	190,630
American International Group, Inc.	56,800	3,763,568
AXA SA	5,777	213,229
Benfield Group PLC	10,200	69,788
Hartford Financial Services Group, Inc.	16,700	1,448,725
MetLife, Inc.	49,900	2,828,332
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,700	268,846
Prudential Financial, Inc.	34,500	2,630,625
T&D Holdings, Inc.	1,100	79,606
		11,493,349
Real Estate Investment Trusts - 2.0%
Equity Office Properties Trust	26,400	1,049,664

	Shares	Value
Equity Residential (SBI)	20,900	$ 1,057,122
Simon Property Group, Inc.	7,700	697,774
SL Green Realty Corp.	5,900	659,030
Vornado Realty Trust	9,800	1,068,200
		4,531,790
Real Estate Management & Development - 0.0%
Mitsui Fudosan Co. Ltd.	5,000	113,632
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	13,100	732,421
TOTAL FINANCIALS		30,017,797
HEALTH CARE - 12.6%
Biotechnology - 2.9%
Celgene Corp. (a)	63,100	2,732,230
Genentech, Inc. (a)	24,300	2,009,610
Gilead Sciences, Inc. (a)	22,600	1,552,620
Neurocrine Biosciences, Inc. (a)	43,600	468,700
		6,763,160
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (a)	17,300	752,896
Synthes, Inc.	1,883	209,339
		962,235
Health Care Providers & Services - 3.2%
Brookdale Senior Living, Inc.	20,800	965,536
Laboratory Corp. of America Holdings (a)(d)	15,400	1,009,778
Medco Health Solutions, Inc. (a)	35,700	2,145,927
Quest Diagnostics, Inc.	16,500	1,009,140
UnitedHealth Group, Inc.	46,300	2,277,960
		7,408,341
Health Care Technology - 0.3%
Cerner Corp. (a)	14,900	676,460
Pharmaceuticals - 5.8%
Allergan, Inc.	20,000	2,252,200
AstraZeneca PLC sponsored ADR	16,200	1,012,500
Elan Corp. PLC sponsored ADR (a)	78,400	1,205,792
Forest Laboratories, Inc. (a)	21,600	1,093,176
Johnson & Johnson	40,400	2,623,576
Merck & Co., Inc.	60,100	2,518,190
Novartis AG:
(Reg.)	5,163	301,726
sponsored ADR	35,600	2,080,464
Roche Holding AG (participation certificate)	2,276	393,563
		13,481,187
TOTAL HEALTH CARE		29,291,383
INDUSTRIALS - 2.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.	14,800	1,060,716
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.2%
AMR Corp.	3,200	$ 74,048
JetBlue Airways Corp. (a)	32,500	301,275
		375,323
Building Products - 0.0%
Pfleiderer AG	4,850	116,486
Commercial Services & Supplies - 0.3%
Techem AG	1,700	82,329
Waste Management, Inc.	14,600	535,528
		617,857
Electrical Equipment - 0.0%
Sumitomo Electric Industries Ltd.	8,500	115,041
Industrial Conglomerates - 1.4%
General Electric Co.	78,400	2,767,520
McDermott International, Inc. (a)	14,700	614,460
		3,381,980
Machinery - 0.2%
Atlas Copco AB (A Shares)	5,000	131,348
Fanuc Ltd.	1,200	93,648
Heidelberger Druckmaschinen AG	4,000	164,904
Metso Corp. sponsored ADR	1,900	69,901
		459,801
Marine - 0.1%
DryShips, Inc.	15,600	209,040
Road & Rail - 0.1%
Norfolk Southern Corp.	3,900	171,795
TOTAL INDUSTRIALS		6,508,039
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	76,400	1,757,200
QUALCOMM, Inc.	6,000	218,100
Research In Motion Ltd. (a)	8,100	831,546
Riverbed Technology, Inc.	300	5,850
Sandvine Corp. (e)	258,400	442,596
		3,255,292
Computers & Peripherals - 2.3%
Apple Computer, Inc. (a)	47,900	3,689,737
Network Appliance, Inc. (a)	43,400	1,606,234
		5,295,971
Electronic Equipment & Instruments - 0.0%
Hoya Corp.	3,500	131,830
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	1,000	401,900

	Shares	Value
IT Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	9,700	$ 718,382
Infosys Technologies Ltd.	4,206	169,898
		888,280
Office Electronics - 0.1%
Neopost SA	1,500	178,992
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	39,800	989,030
Advanced Semiconductor Engineering, Inc.	157,000	145,809
Broadcom Corp. Class A (a)	1,550	47,027
Intel Corp.	111,800	2,299,726
Marvell Technology Group Ltd. (a)	3,300	63,921
Renewable Energy Corp. AS	3,800	58,808
Samsung Electronics Co. Ltd.	380	266,638
Spansion, Inc. Class A (d)	188,400	3,140,628
Tessera Technologies, Inc. (a)	21,800	758,204
Trident Microsystems, Inc. (a)	93,200	2,167,832
		9,937,623
Software - 1.1%
BEA Systems, Inc. (a)	65,700	998,640
Nintendo Co. Ltd.	700	144,213
Oracle Corp. (a)	42,800	759,272
Protect Data AB	40,700	694,269
		2,596,394
TOTAL INFORMATION TECHNOLOGY		22,686,282
MATERIALS - 1.6%
Chemicals - 1.2%
Bayer AG	2,100	106,995
Linde AG	1,200	113,049
Monsanto Co.	48,500	2,279,985
Nitto Denko Corp.	2,600	154,048
Syngenta AG sponsored ADR	5,500	165,990
		2,820,067
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR	2,400	90,912
Titanium Metals Corp. (a)	29,400	743,232
		834,144
TOTAL MATERIALS		3,654,211
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	122,100	3,975,576
Qwest Communications International, Inc. (a)	125,200	1,091,744
		5,067,320
Wireless Telecommunication Services - 1.8%
America Movil SA de CV Series L sponsored ADR	32,200	1,267,714
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	44,800	$ 1,635,200
NII Holdings, Inc. (a)	22,300	1,386,168
		4,289,082
TOTAL TELECOMMUNICATION SERVICES		9,356,402
UTILITIES - 1.4%
Electric Utilities - 1.0%
E.ON AG	3,000	357,030
Edison International	23,400	974,376
Exelon Corp.	17,200	1,041,288
		2,372,694
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	15,300	956,556
TOTAL UTILITIES		3,329,250
TOTAL COMMON STOCKS (Cost $139,374,263)		147,198,359
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.78% to 4.93% 12/7/06 (f) (Cost $792,720)	$ 800,000	793,070
Fixed-Income Funds - 27.6%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	70,521	7,074,667
Fidelity High Income Central Investment Portfolio 1 (g)	52,411	5,149,345
Fidelity VIP Investment Grade Central Investment Portfolio (g)	501,567	51,736,681
TOTAL FIXED-INCOME FUNDS (Cost $63,034,863)		63,960,693
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	18,757,842	$ 18,757,842
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	4,182,175	4,182,175
TOTAL MONEY MARKET FUNDS (Cost $22,940,017)		22,940,017
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $226,141,863)	234,892,139
NET OTHER ASSETS - (1.2)%	(2,696,885)
NET ASSETS - 100%	$ 232,195,254
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
96 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2006	$ 4,763,592	$ 176,956
42 FTSE 100 Index Contracts (United Kingdom)	Dec. 2006	4,706,700	85,702
6 S&P 500 Index Contracts	Dec. 2006	2,018,100	47,261
30 TOPIX 150 Index Contracts (Japan)	Dec. 2006	4,100,893	(62,720)
TOTAL EQUITY INDEX CONTRACTS		$ 15,589,285	$ 247,199

The face value of futures purchased as a percentage of net assets - 6.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $442,596 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $793,070.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 835,433
Fidelity Floating Rate Central Investment Portfolio	343,828
Fidelity High Income Central Investment Portfolio 1	913,392
Fidelity Securities Lending Cash Central Fund	16,461
Fidelity Ultra-Short Central Fund	85,552
Fidelity VIP Investment Grade Central Investment Portfolio	686,896
Total	$ 2,881,562

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 4,991,240	$ 4,499,921	$ 2,400,201	$ 7,074,667	0.5%
Fidelity High Income Central Investment Portfolio 1	22,060,795	-	16,996,919	5,149,345	0.9%
Fidelity Ultra-Short Central Fund	2,799,003	3,000,317	5,799,059	-	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	50,202,330*	-	51,736,681	1.9%
Total	$ 29,851,038	$ 57,702,568	$ 25,196,179	$ 63,960,693

* $36,336,844 represents the value of shares received through in-kind contributions.

Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $225,764,282. Net unrealized appreciation aggregated $9,127,857, of which $13,046,952 related to appreciated investment securities and $3,919,095 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

September 30, 2006

VDSC-QTLY-1106

1.837324.100

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	1,520	$ 26,995
ArvinMeritor, Inc.	2,699	38,434
LKQ Corp. (a)	2,470	54,266
		119,695
Automobiles - 0.1%
Thor Industries, Inc.	629	25,896
Diversified Consumer Services - 2.0%
Bright Horizons Family Solutions, Inc. (a)	1,396	58,255
Jackson Hewitt Tax Service, Inc.	1,357	40,724
Lincoln Educational Services Corp. (a)	2,052	33,571
Matthews International Corp. Class A	1,545	56,871
Sothebys Class A (ltd. vtg.)	1,080	34,819
Stewart Enterprises, Inc. Class A	4,637	27,173
Strayer Education, Inc.	569	61,571
		312,984
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. Class A	658	32,683
Domino's Pizza, Inc.	1,515	38,860
Dover Downs Gaming & Entertainment, Inc.	1,659	20,157
IHOP Corp.	899	41,669
Morgans Hotel Group Co.	2,219	27,738
Papa John's International, Inc. (a)	1,549	55,934
Sonic Corp. (a)	2,434	55,033
Speedway Motorsports, Inc.	727	26,470
Vail Resorts, Inc. (a)	800	32,016
		330,560
Household Durables - 1.1%
Furniture Brands International, Inc.	1,428	27,189
Tempur-Pedic International, Inc. (a)	3,022	51,888
Universal Electronics, Inc. (a)	2,381	45,239
Yankee Candle Co., Inc.	1,547	45,281
		169,597
Internet & Catalog Retail - 1.1%
Blue Nile, Inc. (a)	1,308	47,546
FTD Group, Inc. (a)	2,935	45,346
Priceline.com, Inc. (a)	1,649	60,667
Stamps.com, Inc. (a)	1,229	23,425
		176,984
Media - 2.3%
Arbitron, Inc.	513	18,986
Catalina Marketing Corp.	1,004	27,610
Cox Radio, Inc. Class A (a)	3,423	52,543
Emmis Communications Corp. Class A	2,100	25,725
Entravision Communication Corp. Class A (a)	1,900	14,136
Gray Television, Inc.	5,000	32,050
Harris Interactive, Inc. (a)	5,973	36,435

	Shares	Value
LIN TV Corp. Class A (a)	2,585	$ 20,111
LodgeNet Entertainment Corp. (a)	1,067	20,145
Media General, Inc. Class A	994	37,494
Sinclair Broadcast Group, Inc. Class A	3,964	31,117
World Wrestling Entertainment, Inc. Class A	2,588	42,521
		358,873
Multiline Retail - 0.4%
Big Lots, Inc. (a)	2,774	54,953
Fred's, Inc. Class A	519	6,550
		61,503
Specialty Retail - 3.3%
Aeropostale, Inc. (a)	1,000	29,230
bebe Stores, Inc.	1,650	40,887
Charming Shoppes, Inc. (a)	4,447	63,503
Dress Barn, Inc. (a)	988	21,558
Genesco, Inc.	1,280	44,122
Group 1 Automotive, Inc.	705	35,180
Gymboree Corp. (a)	808	34,081
Maidenform Brands, Inc. (a)	1,450	27,985
Payless ShoeSource, Inc. (a)	1,725	42,953
The Buckle, Inc.	344	13,051
The Children's Place Retail Stores, Inc. (a)	930	59,548
The Pantry, Inc. (a)	610	34,386
Tween Brands, Inc. (a)	803	30,193
Wet Seal, Inc. Class A (a)	7,876	48,359
		525,036
Textiles, Apparel & Luxury Goods - 1.7%
Brown Shoe Co., Inc.	934	33,475
Fossil, Inc. (a)	2,620	56,435
K-Swiss, Inc. Class A	1,550	46,593
Phillips-Van Heusen Corp.	1,748	73,002
Under Armour, Inc. Class A (sub. vtg.)	1,442	57,709
		267,214
TOTAL CONSUMER DISCRETIONARY		2,348,342
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Hansen Natural Corp. (a)	360	11,693
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	1,708	38,037
Longs Drug Stores Corp.	1,233	56,730
Topps Co., Inc.	3,650	32,704
Wild Oats Markets, Inc. (a)	2,829	45,745
		173,216
Food Products - 1.5%
Corn Products International, Inc.	923	30,034
Delta & Pine Land Co.	1,333	53,987
Gold Kist, Inc. (a)	3,079	64,166
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	997	$ 48,085
Reddy Ice Holdings, Inc.	2,010	48,642
		244,914
Personal Products - 0.5%
NBTY, Inc. (a)	1,200	35,124
Prestige Brands Holdings, Inc. (a)	4,348	48,437
		83,561
TOTAL CONSUMER STAPLES		513,384
ENERGY - 5.5%
Energy Equipment & Services - 2.3%
Grey Wolf, Inc. (a)	8,335	55,678
Gulfmark Offshore, Inc. (a)	1,287	40,978
Hanover Compressor Co. (a)	3,243	59,087
Hydril Co. (a)	559	31,338
Maverick Tube Corp. (a)	782	50,697
Parker Drilling Co. (a)	7,679	54,367
Universal Compression Holdings, Inc. (a)	766	40,943
Veritas DGC, Inc. (a)	556	36,596
		369,684
Oil, Gas & Consumable Fuels - 3.2%
Alon USA Energy, Inc.	1,067	31,466
Cimarex Energy Co.	548	19,284
Comstock Resources, Inc. (a)	2,113	57,368
Delek US Holdings, Inc.	2,592	47,952
Frontier Oil Corp.	1,212	32,215
Harvest Natural Resources, Inc. (a)	1,735	17,957
Helix Energy Solutions Group, Inc. (a)	705	23,547
NGP Capital Resources Co.	2,272	33,148
Penn Virginia Corp.	897	56,879
St. Mary Land & Exploration Co.	627	23,017
Stone Energy Corp. (a)	828	33,517
USEC, Inc.	3,713	35,793
Western Refining, Inc.	2,495	57,984
World Fuel Services Corp.	801	32,400
		502,527
TOTAL ENERGY		872,211
FINANCIALS - 20.1%
Capital Markets - 0.9%
GAMCO Investors, Inc. Class A	793	30,182
Knight Capital Group, Inc. Class A (a)	3,585	65,247
MCG Capital Corp.	3,347	54,657
		150,086
Commercial Banks - 6.1%
Ameris Bancorp	415	11,292
BancorpSouth, Inc.	1,259	34,950
Banner Corp.	1,182	48,509

	Shares	Value
Cascade Bancorp	1,358	$ 50,993
Center Financial Corp., California	407	9,678
Central Pacific Financial Corp.	1,118	40,896
City Holding Co.	1,288	51,353
Columbia Banking Systems, Inc.	577	18,470
Community Bank of Nevada (a)	1,369	41,768
Community Trust Bancorp, Inc.	1,009	37,989
First Community Bancorp, California	720	40,284
First Republic Bank, California	904	38,474
Frontier Financial Corp., Washington	2,112	54,785
Greene County Bancshares, Inc.	1,328	48,552
Hanmi Financial Corp.	1,722	33,751
Heartland Financial USA, Inc.	404	10,375
Integra Bank Corp.	1,918	48,487
Intervest Bancshares Corp. Class A (a)	550	23,958
Mercantile Bank Corp.	840	33,222
Peoples Bancorp, Inc.	1,608	47,002
Preferred Bank, Los Angeles California	280	16,792
Sandy Spring Bancorp, Inc.	460	16,266
Southwest Bancorp, Inc., Oklahoma	1,727	44,591
Texas United Bancshares, Inc.	700	23,093
Trustmark Corp.	1,805	56,731
UCBH Holdings, Inc.	778	13,584
Washington Trust Bancorp, Inc.	593	15,720
West Coast Bancorp, Oregon	1,208	36,892
Wilshire Bancorp, Inc.	933	17,764
		966,221
Consumer Finance - 1.0%
Advance America Cash Advance Centers, Inc.	2,459	35,459
Advanta Corp. Class B	1,085	40,037
Asta Funding, Inc.	1,279	47,950
First Cash Financial Services, Inc. (a)	1,315	27,076
		150,522
Diversified Financial Services - 0.2%
Encore Capital Group, Inc. (a)	928	12,045
Financial Federal Corp.	607	16,268
		28,313
Insurance - 1.9%
EMC Insurance Group	791	22,812
FBL Financial Group, Inc. Class A	1,191	39,863
FPIC Insurance Group, Inc. (a)	1,136	44,997
Harleysville Group, Inc.	1,137	39,784
Horace Mann Educators Corp.	2,681	51,556
LandAmerica Financial Group, Inc.	311	20,461
Odyssey Re Holdings Corp.	1,400	47,292
Safety Insurance Group, Inc.	816	39,707
		306,472
Real Estate Investment Trusts - 7.2%
Alexandria Real Estate Equities, Inc.	270	25,326
American Home Mortgage Investment Corp.	800	27,896
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc.	500	$ 15,170
Cedar Shopping Centers, Inc.	2,298	37,159
CentraCore Properties Trust	418	13,272
Corporate Office Properties Trust (SBI)	125	5,595
Entertainment Properties Trust (SBI)	1,177	58,050
Equity Inns, Inc.	1,857	29,563
FelCor Lodging Trust, Inc.	1,450	29,073
First Industrial Realty Trust, Inc.	425	18,700
Gramercy Capital Corp.	694	17,496
Highland Hospitality Corp.	3,571	51,172
Home Properties of New York, Inc.	125	7,145
Innkeepers USA Trust (SBI)	1,087	17,707
Kilroy Realty Corp.	120	9,041
LaSalle Hotel Properties (SBI)	1,008	43,687
Longview Fibre Co.	2,902	58,969
Luminent Mortgage Capital, Inc.	4,661	47,962
Maguire Properties, Inc.	613	24,974
Mid-America Apartment Communities, Inc.	377	23,080
National Retail Properties, Inc.	2,733	59,033
Nationwide Health Properties, Inc.	2,605	69,658
Newkirk Realty Trust, Inc.	2,100	34,608
NorthStar Realty Finance Corp.	2,819	35,801
Omega Healthcare Investors, Inc.	3,369	50,569
Pennsylvania (REIT) (SBI)	1,025	43,634
PS Business Parks, Inc.	375	22,613
Realty Income Corp.	2,745	67,829
Saul Centers, Inc.	171	7,695
Sovran Self Storage, Inc.	746	41,440
Spirit Finance Corp.	3,125	36,281
Sunstone Hotel Investors, Inc.	545	16,197
Tanger Factory Outlet Centers, Inc.	1,487	52,967
Winston Hotels, Inc.	2,712	33,412
		1,132,774
Real Estate Management & Development - 0.4%
Affordable Residential Communties, Inc.	1,250	12,113
Jones Lang LaSalle, Inc.	551	47,099
		59,212
Thrifts & Mortgage Finance - 2.4%
Accredited Home Lenders Holding Co. (a)	366	13,154
BankUnited Financial Corp. Class A	1,361	35,481
City Bank Lynnwood, Washington	463	21,775
Corus Bankshares, Inc.	1,588	35,508
First Busey Corp.	785	17,827
First Financial Holdings, Inc.	1,157	39,593
First Place Financial Corp.	655	14,842
FirstFed Financial Corp., Delaware (a)	984	55,812
ITLA Capital Corp.	594	31,933
Ocwen Financial Corp. (a)	1,844	27,476

	Shares	Value
TierOne Corp.	1,055	$ 35,796
Triad Guaranty, Inc. (a)	752	38,480
WSFS Financial Corp.	257	15,983
		383,660
TOTAL FINANCIALS		3,177,260
HEALTH CARE - 10.6%
Biotechnology - 1.5%
BioMarin Pharmaceutical, Inc. (a)	1,750	24,903
Cubist Pharmaceuticals, Inc. (a)	1,100	23,914
Enzon Pharmaceuticals, Inc. (a)	3,150	25,988
Human Genome Sciences, Inc. (a)	543	6,266
Medarex, Inc. (a)	1,496	16,067
Myriad Genetics, Inc. (a)	821	20,238
OSI Pharmaceuticals, Inc. (a)	920	34,528
Progenics Pharmaceuticals, Inc. (a)	800	18,768
Savient Pharmaceuticals, Inc. (a)	2,673	17,401
Trimeris, Inc. (a)	2,158	18,990
United Therapeutics Corp. (a)	542	28,477
		235,540
Health Care Equipment & Supplies - 3.8%
Abaxis, Inc. (a)	1,489	34,828
Biosite, Inc. (a)	894	41,330
Candela Corp. (a)	2,010	21,929
CONMED Corp. (a)	1,756	37,069
DJO, Inc. (a)	893	37,086
Encore Medical Corp. (a)	5,749	36,219
Greatbatch, Inc. (a)	2,213	50,058
Haemonetics Corp. (a)	421	19,703
ICU Medical, Inc. (a)	835	37,976
Intuitive Surgical, Inc. (a)	155	16,345
Inverness Medical Innovations, Inc. (a)	1,271	44,180
LifeCell Corp. (a)	1,077	34,701
Meridian Bioscience, Inc.	1,399	32,890
NeuroMetrix, Inc. (a)	2,134	40,567
Palomar Medical Technologies, Inc. (a)	618	26,080
SurModics, Inc. (a)	1,372	48,185
West Pharmaceutical Services, Inc.	1,194	46,888
		606,034
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (a)	2,226	52,868
Apria Healthcare Group, Inc. (a)	710	14,015
Chemed Corp.	397	12,807
Healthspring, Inc.	2,018	38,847
Kindred Healthcare, Inc. (a)	1,744	51,849
LCA-Vision, Inc.	751	31,024
Magellan Health Services, Inc. (a)	1,046	44,560
Medcath Corp. (a)	1,695	51,003
Molina Healthcare, Inc. (a)	993	35,112
Odyssey Healthcare, Inc. (a)	3,290	46,652
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Pediatrix Medical Group, Inc. (a)	532	$ 24,259
Wellcare Health Plans, Inc. (a)	607	34,374
		437,370
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	2,658	59,672
Vital Images, Inc. (a)	1,633	51,570
		111,242
Life Sciences Tools & Services - 0.7%
Albany Molecular Research, Inc. (a)	1,804	16,885
Bruker BioSciences Corp. (a)	3,000	21,030
Illumina, Inc. (a)	825	27,258
Luminex Corp. (a)	783	14,274
Molecular Devices Corp. (a)	609	11,260
PharmaNet Development Group, Inc. (a)	800	15,544
		106,251
Pharmaceuticals - 1.1%
Bradley Pharmaceuticals, Inc. (a)	1,800	28,656
Medicines Co. (a)	600	13,536
Medicis Pharmaceutical Corp. Class A	672	21,739
MGI Pharma, Inc. (a)	865	14,887
New River Pharmaceuticals, Inc. (a)	600	15,438
Noven Pharmaceuticals, Inc. (a)	1,500	36,180
Perrigo Co.	1,343	22,791
ViroPharma, Inc. (a)	2,000	24,340
		177,567
TOTAL HEALTH CARE		1,674,004
INDUSTRIALS - 14.3%
Aerospace & Defense - 1.2%
Armor Holdings, Inc. (a)	689	39,500
Heico Corp.	1,344	46,099
Orbital Sciences Corp. (a)	1,700	31,909
Teledyne Technologies, Inc. (a)	1,406	55,678
United Industrial Corp.	384	20,544
		193,730
Air Freight & Logistics - 0.5%
EGL, Inc. (a)	654	23,832
Forward Air Corp.	614	20,317
Hub Group, Inc. Class A	1,513	34,466
		78,615
Airlines - 0.2%
Continental Airlines, Inc. Class B (a)	1,076	30,462
Building Products - 1.0%
American Woodmark Corp.	425	14,318
Lennox International, Inc.	1,388	31,785
NCI Building Systems, Inc. (a)	783	45,547

	Shares	Value
Simpson Manufacturing Co. Ltd.	543	$ 14,677
Universal Forest Products, Inc.	1,032	50,620
		156,947
Commercial Services & Supplies - 4.1%
ACCO Brands Corp. (a)	2,581	57,453
Administaff, Inc.	1,582	53,313
American Reprographics Co. (a)	1,242	39,819
Brady Corp. Class A	1,053	37,023
Consolidated Graphics, Inc. (a)	636	38,268
FTI Consulting, Inc. (a)	2,241	56,159
Heidrick & Struggles International, Inc. (a)	1,357	48,852
IHS, Inc. Class A	1,640	52,611
John H. Harland Co.	988	36,013
Kenexa Corp. (a)	598	15,082
Kforce, Inc. (a)	3,933	46,921
Korn/Ferry International (a)	937	19,621
LECG Corp. (a)	2,644	49,601
Navigant Consulting, Inc. (a)	1,607	32,236
Teletech Holdings, Inc. (a)	1,415	22,116
Watson Wyatt Worldwide, Inc. Class A	900	36,828
		641,916
Construction & Engineering - 1.0%
Granite Construction, Inc.	1,103	58,845
Quanta Services, Inc. (a)	2,515	42,403
Washington Group International, Inc.	1,054	62,038
		163,286
Electrical Equipment - 1.6%
Acuity Brands, Inc.	642	29,147
General Cable Corp.	886	33,854
Genlyte Group, Inc. (a)	673	47,918
Lamson & Sessions Co. (a)	2,000	47,640
Regal-Beloit Corp.	1,190	51,765
Woodward Governor Co.	1,041	34,915
		245,239
Machinery - 2.9%
Actuant Corp. Class A	550	27,555
AGCO Corp. (a)	1,284	32,549
Albany International Corp. Class A	1,011	32,170
Cascade Corp.	1,121	51,174
Crane Co.	999	41,758
FreightCar America, Inc.	596	31,588
Gardner Denver, Inc. (a)	812	26,861
Kennametal, Inc.	440	24,926
Lincoln Electric Holdings, Inc.	686	37,353
Middleby Corp. (a)	240	18,494
Nordson Corp.	759	30,254
Valmont Industries, Inc.	499	26,073
Wabtec Corp.	1,215	32,963
Watts Water Technologies, Inc. Class A	1,634	51,896
		465,614
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.7%
Arkansas Best Corp.	869	$ 37,393
Genesee & Wyoming, Inc. Class A (a)	1,232	28,607
Heartland Express, Inc.	2,302	36,095
		102,095
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	2,337	57,023
BlueLinx Corp.	960	9,139
GATX Corp.	581	24,036
Interline Brands, Inc. (a)	2,058	50,791
Watsco, Inc.	294	13,527
WESCO International, Inc. (a)	423	24,547
		179,063
TOTAL INDUSTRIALS		2,256,967
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.8%
Anaren, Inc. (a)	1,032	21,744
Avocent Corp. (a)	1,602	48,252
Carrier Access Corp. (a)	3,476	24,680
CommScope, Inc. (a)	2,053	67,462
Digi International, Inc. (a)	3,375	45,563
InterDigital Communication Corp. (a)	1,088	37,101
NETGEAR, Inc. (a)	1,326	27,302
Oplink Communications, Inc. (a)	1,847	36,903
Packeteer, Inc. (a)	3,004	25,864
Polycom, Inc. (a)	2,783	68,267
Sycamore Networks, Inc. (a)	9,629	36,398
		439,536
Computers & Peripherals - 0.8%
Brocade Communications Systems, Inc. (a)	8,238	58,160
Imation Corp.	959	38,504
Palm, Inc. (a)	1,548	22,539
Synaptics, Inc. (a)	735	17,912
		137,115
Electronic Equipment & Instruments - 2.5%
Aeroflex, Inc. (a)	1,731	17,795
Cogent, Inc. (a)	1,925	26,430
Coherent, Inc. (a)	1,460	50,604
DTS, Inc. (a)	1,919	40,644
Littelfuse, Inc. (a)	1,239	42,993
LoJack Corp. (a)	684	13,400
Park Electrochemical Corp.	1,023	32,409
RadiSys Corp. (a)	2,180	46,325
Rofin-Sinar Technologies, Inc. (a)	625	37,981
ScanSource, Inc. (a)	394	11,950
Technitrol, Inc.	1,711	51,073
TTM Technologies, Inc. (a)	1,779	20,814
		392,418

	Shares	Value
Internet Software & Services - 2.4%
Digital River, Inc. (a)	1,298	$ 66,354
EarthLink, Inc. (a)	5,292	38,473
Interwoven, Inc. (a)	4,308	47,517
Liquidity Services, Inc.	1,500	23,385
Perficient, Inc. (a)	3,292	51,619
SAVVIS, Inc. (a)	1,547	44,090
SonicWALL, Inc. (a)	4,754	51,914
Stellent, Inc.	2,264	24,542
United Online, Inc.	2,876	35,030
		382,924
IT Services - 1.1%
Acxiom Corp.	335	8,261
Forrester Research, Inc. (a)	1,225	32,230
Keane, Inc. (a)	3,297	47,510
Perot Systems Corp. Class A (a)	3,913	53,960
SI International, Inc. (a)	270	8,635
Wright Express Corp. (a)	828	19,922
		170,518
Semiconductors & Semiconductor Equipment - 5.1%
ADE Corp. (a)	1,155	36,983
Advanced Energy Industries, Inc. (a)	2,945	50,183
AMIS Holdings, Inc. (a)	4,952	46,994
Applied Micro Circuits Corp. (a)	7,845	22,672
Atmel Corp. (a)	7,035	42,491
Brooks Automation, Inc. (a)	2,915	38,041
Cymer, Inc. (a)	1,459	64,065
Diodes, Inc. (a)	524	22,621
Fairchild Semiconductor International, Inc. (a)	1,436	26,853
FormFactor, Inc. (a)	500	21,065
Integrated Device Technology, Inc. (a)	1,949	31,301
Micrel, Inc. (a)	2,522	24,186
Microtune, Inc. (a)	7,241	35,191
MIPS Technologies, Inc. (a)	3,991	26,939
MKS Instruments, Inc. (a)	2,397	48,683
Netlogic Microsystems, Inc. (a)	349	8,854
ON Semiconductor Corp. (a)	8,621	50,691
PortalPlayer, Inc. (a)	1,824	20,575
Semtech Corp. (a)	3,256	41,547
TriQuint Semiconductor, Inc. (a)	9,953	51,756
Varian Semiconductor Equipment Associates, Inc. (a)	900	33,030
Veeco Instruments, Inc. (a)	2,173	43,786
Zoran Corp. (a)	1,538	24,731
		813,238
Software - 4.1%
Aspen Technology, Inc. (a)	2,888	31,537
Blackbaud, Inc.	601	13,216
eSpeed, Inc. Class A (a)	4,635	42,642
FactSet Research Systems, Inc.	675	32,785
FileNET Corp. (a)	91	3,170
Hyperion Solutions Corp. (a)	600	20,688
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
JDA Software Group, Inc. (a)	2,500	$ 38,550
Macrovision Corp. (a)	2,401	56,880
Manhattan Associates, Inc. (a)	1,917	46,276
MicroStrategy, Inc. Class A (a)	580	59,061
Net 1 UEPS Technologies, Inc. (a)	1,460	33,376
Open Solutions, Inc. (a)	1,741	50,158
Parametric Technology Corp. (a)	1,422	24,828
Radiant Systems, Inc. (a)	3,300	39,864
Sybase, Inc. (a)	1,800	43,632
TIBCO Software, Inc. (a)	7,443	66,838
Ulticom, Inc. (a)	4,387	45,669
		649,170
TOTAL INFORMATION TECHNOLOGY		2,984,919
MATERIALS - 4.1%
Chemicals - 1.5%
H.B. Fuller Co.	1,552	36,379
Hercules, Inc. (a)	3,926	61,913
OM Group, Inc. (a)	1,417	62,263
Spartech Corp.	2,092	56,003
Westlake Chemical Corp.	865	27,689
		244,247
Construction Materials - 0.2%
Eagle Materials, Inc.	857	28,864
Containers & Packaging - 0.7%
Greif Brothers Corp. Class A	764	61,204
Rock-Tenn Co. Class A	2,381	47,144
		108,348
Metals & Mining - 1.7%
AK Steel Holding Corp. (a)	4,662	56,597
Amcol International Corp.	1,149	28,622
Carpenter Technology Corp.	311	33,436
Cleveland-Cliffs, Inc.	791	30,145
Gibraltar Industries, Inc.	1,184	26,261
Oregon Steel Mills, Inc. (a)	1,274	62,260
Steel Dynamics, Inc.	580	29,261
		266,582
TOTAL MATERIALS		648,041
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
Alaska Communication Systems Group, Inc.	3,563	47,281
Broadwing Corp. (a)	2,950	37,229
Cincinnati Bell, Inc.	11,741	56,592
Commonwealth Telephone Enterprises, Inc.	993	40,941

	Shares	Value
Consolidated Communications Holdings, Inc.	1,332	$ 24,922
CT Communications, Inc.	1,364	29,626
FairPoint Communications, Inc.	2,580	44,892
Iowa Telecommunication Services, Inc.	1,780	35,226
		316,709
Wireless Telecommunication Services - 0.1%
Syniverse Holdings, Inc. (a)	780	11,700
TOTAL TELECOMMUNICATION SERVICES		328,409
UTILITIES - 2.2%
Electric Utilities - 0.7%
Cleco Corp.	965	24,357
IDACORP, Inc.	750	28,358
Westar Energy, Inc.	2,353	55,319
		108,034
Gas Utilities - 0.9%
Laclede Group, Inc.	592	18,991
Nicor, Inc.	1,208	51,654
Northwest Natural Gas Co.	850	33,388
Southwest Gas Corp.	1,069	35,619
		139,652
Multi-Utilities - 0.6%
Avista Corp.	1,719	40,706
PNM Resources, Inc.	2,209	60,902
		101,608
TOTAL UTILITIES		349,294
TOTAL COMMON STOCKS (Cost $14,420,528)		15,152,831
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.81% 12/21/06 (c) (Cost $29,612)	$ 30,000	29,683
Money Market Funds - 3.8%
Shares
Fidelity Cash Central Fund, 5.36% (b) (Cost $600,915)	600,915	600,915
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $15,051,055)	15,783,429
NET OTHER ASSETS - 0.3%	43,112
NET ASSETS - 100%	$ 15,826,541
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 Russell 1000 Index Mini Contracts	Dec. 2006	$ 585,680	$ 894
The face value of futures purchased as a percentage of net assets - 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,683.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,126
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $15,053,877. Net unrealized appreciation aggregated $729,552, of which $1,281,370 related to appreciated investment securities and $551,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2006

VIPAM-QTLY-1106

1.808793.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 44.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.1%
Fiat Spa (a)	120,100	$ 1,915,158
Renault SA	10,100	1,158,466
		3,073,624
Hotels, Restaurants & Leisure - 0.4%
Greek Organization of Football Prognostics SA	28,500	957,733
International Game Technology	72,700	3,017,050
McDonald's Corp.	123,700	4,839,144
		8,813,927
Household Durables - 0.2%
Koninklijke Philips Electronics NV (NY Shares)	38,200	1,337,382
Nexity	14,600	923,676
Sony Corp.	20,000	807,200
Techtronic Industries Co. Ltd.	737,500	1,088,645
		4,156,903
Internet & Catalog Retail - 0.3%
Submarino SA	279,900	5,445,200
Media - 0.7%
Comcast Corp. Class A (special) (d)	397,200	14,620,932
NTL, Inc.	48,250	1,226,998
		15,847,930
Multiline Retail - 1.0%
Federated Department Stores, Inc.	311,000	13,438,310
Kohl's Corp. (a)	134,400	8,725,248
		22,163,558
Specialty Retail - 0.1%
Best Buy Co., Inc.	33,200	1,778,192
Circuit City Stores, Inc.	10,000	251,100
Inditex SA	8,900	414,877
		2,444,169
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (d)	159,700	5,421,815
TOTAL CONSUMER DISCRETIONARY		67,367,126
CONSUMER STAPLES - 5.3%
Beverages - 0.5%
PepsiCo, Inc.	128,700	8,398,962
Pernod Ricard SA	9,400	1,956,095
		10,355,057
Food & Staples Retailing - 1.6%
Aeon Co. Ltd.	66,300	1,624,601
Costco Wholesale Corp.	67,800	3,368,304
CVS Corp.	328,000	10,535,360
Kroger Co.	285,200	6,599,528
Shinsegae Co. Ltd.	1,029	532,822
Tesco PLC	131,000	882,812

	Shares	Value
Wal-Mart Stores, Inc.	130,100	$ 6,416,532
Walgreen Co.	132,200	5,868,358
		35,828,317
Food Products - 1.4%
Archer-Daniels-Midland Co.	99,600	3,772,848
Kellogg Co.	277,000	13,717,040
Koninklijke Numico NV	28,600	1,287,502
Nestle SA sponsored ADR	143,100	12,549,870
		31,327,260
Household Products - 0.1%
Reckitt Benckiser PLC	30,400	1,259,927
Personal Products - 0.5%
Avon Products, Inc.	351,900	10,789,254
Bare Escentuals, Inc. (a)	3,700	100,455
		10,889,709
Tobacco - 1.2%
Altria Group, Inc.	174,100	13,327,355
Reynolds American, Inc.	203,700	12,623,289
		25,950,644
TOTAL CONSUMER STAPLES		115,610,914
ENERGY - 4.5%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	55,400	3,778,280
Compagnie Generale de Geophysique SA (a)	7,800	1,199,800
ENSCO International, Inc.	46,600	2,042,478
Noble Corp.	33,700	2,162,866
Schlumberger Ltd. (NY Shares)	173,100	10,737,393
		19,920,817
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	99,100	4,343,553
Canadian Natural Resources Ltd.	46,800	2,132,467
Chesapeake Energy Corp.	76,800	2,225,664
Chevron Corp.	99,400	6,447,084
EOG Resources, Inc.	209,300	13,614,965
Exxon Mobil Corp.	369,400	24,786,740
Hess Corp.	141,700	5,869,214
Norsk Hydro ASA	47,580	1,071,026
OMV AG	23,100	1,196,916
Quicksilver Resources, Inc. (a)	19,700	628,430
Talisman Energy, Inc.	108,000	1,762,082
Ultra Petroleum Corp. (a)	204,200	9,824,062
Valero Energy Corp.	94,900	4,884,503
		78,786,706
TOTAL ENERGY		98,707,523
FINANCIALS - 9.4%
Capital Markets - 0.2%
Daiwa Securities Group, Inc.	68,000	793,127
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Nikko Cordial Corp.	114,000	$ 1,321,935
UBS AG (NY Shares)	47,900	2,840,949
		4,956,011
Commercial Banks - 2.6%
Banca Intesa Spa	164,020	1,079,276
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	132,100	4,405,535
Bank of China Ltd. (H Shares)	1,792,000	770,565
BNP Paribas SA	18,200	1,958,289
Compass Bancshares, Inc.	76,800	4,376,064
Daegu Bank Co. Ltd.	41,040	687,397
Deutsche Postbank AG	11,800	895,570
Finansbank AS	183,526	733,135
Kookmin Bank sponsored ADR	11,100	866,133
Nedbank Group Ltd.	28,100	412,004
Raiffeisen International Bank Holding AG	26,600	2,833,443
Societe Generale Series A	14,700	2,339,454
Sumitomo Mitsui Financial Group, Inc.	211	2,214,567
Uniao de Bancos Brasileiros SA (Unibanco) GDR	120,000	8,880,000
Unicredito Italiano Spa	199,000	1,651,643
Wells Fargo & Co.	622,000	22,503,960
		56,607,035
Consumer Finance - 0.4%
Credit Saison Co. Ltd.	25,500	1,074,866
ORIX Corp.	7,140	1,973,177
SLM Corp.	88,000	4,574,240
		7,622,283
Diversified Financial Services - 1.1%
Bank of America Corp.	396,400	21,235,148
ING Groep NV (Certificaten Van Aandelen)	41,000	1,803,180
		23,038,328
Insurance - 3.5%
Allianz AG (Reg.)	9,700	1,681,010
American International Group, Inc.	372,600	24,688,476
AXA SA	52,611	1,941,872
Benfield Group PLC	92,100	630,146
Hartford Financial Services Group, Inc.	109,900	9,533,825
MetLife, Inc.	327,300	18,551,364
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	15,600	2,467,058
Prudential Financial, Inc.	226,400	17,263,000
T&D Holdings, Inc.	9,800	709,213
		77,465,964
Real Estate Investment Trusts - 1.4%
Equity Office Properties Trust	173,300	6,890,408

	Shares	Value
Equity Residential (SBI)	137,300	$ 6,944,634
Simon Property Group, Inc.	50,700	4,594,434
SL Green Realty Corp.	38,900	4,345,130
Vornado Realty Trust	64,200	6,997,800
		29,772,406
Real Estate Management & Development - 0.0%
Mitsui Fudosan Co. Ltd.	45,000	1,022,684
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	83,600	4,674,076
TOTAL FINANCIALS		205,158,787
HEALTH CARE - 8.8%
Biotechnology - 2.0%
Celgene Corp. (a)	403,700	17,480,210
Genentech, Inc. (a)	159,800	13,215,460
Gilead Sciences, Inc. (a)	148,600	10,208,820
Neurocrine Biosciences, Inc. (a)	279,100	3,000,325
		43,904,815
Health Care Equipment & Supplies - 0.3%
Hologic, Inc. (a)	113,700	4,948,224
Synthes, Inc.	16,881	1,876,717
		6,824,941
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	136,400	6,331,688
Laboratory Corp. of America Holdings (a)(d)	101,400	6,648,798
Medco Health Solutions, Inc. (a)	234,700	14,107,817
Quest Diagnostics, Inc.	108,200	6,617,512
UnitedHealth Group, Inc.	304,300	14,971,560
		48,677,375
Health Care Technology - 0.2%
Cerner Corp. (a)	97,700	4,435,580
Pharmaceuticals - 4.1%
Allergan, Inc.	131,400	14,796,954
AstraZeneca PLC sponsored ADR	106,600	6,662,500
Elan Corp. PLC sponsored ADR (a)	486,800	7,486,984
Forest Laboratories, Inc. (a)	141,900	7,181,559
Johnson & Johnson	265,100	17,215,594
Merck & Co., Inc.	394,600	16,533,740
Novartis AG:
(Reg.)	45,655	2,668,078
sponsored ADR	233,800	13,663,272
Roche Holding AG (participation certificate)	20,401	3,527,710
		89,736,391
TOTAL HEALTH CARE		193,579,102
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
General Dynamics Corp.	97,000	6,951,990
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.1%
AMR Corp.	22,800	$ 527,592
JetBlue Airways Corp. (a)	213,600	1,980,072
		2,507,664
Building Products - 0.0%
Pfleiderer AG	43,500	1,044,775
Commercial Services & Supplies - 0.2%
Citiraya Industries Ltd. (a)	181,000	1
Techem AG	15,600	755,488
Waste Management, Inc.	95,600	3,506,608
		4,262,097
Electrical Equipment - 0.0%
Sumitomo Electric Industries Ltd.	76,400	1,034,014
Industrial Conglomerates - 1.0%
General Electric Co.	514,900	18,175,970
McDermott International, Inc. (a)	94,100	3,933,380
		22,109,350
Machinery - 0.2%
Atlas Copco AB (A Shares)	44,900	1,179,507
Fanuc Ltd.	10,800	842,829
Heidelberger Druckmaschinen AG	36,100	1,488,256
Metso Corp. sponsored ADR	17,400	640,146
		4,150,738
Marine - 0.1%
DryShips, Inc.	100,000	1,340,000
Road & Rail - 0.1%
Norfolk Southern Corp.	26,100	1,149,705
TOTAL INDUSTRIALS		44,550,333
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	488,900	11,244,700
QUALCOMM, Inc.	39,700	1,443,095
Research In Motion Ltd. (a)	52,900	5,430,714
Riverbed Technology, Inc.	3,200	62,400
Sandvine Corp. (e)	1,569,000	2,687,437
		20,868,346
Computers & Peripherals - 1.6%
Apple Computer, Inc. (a)	314,200	24,202,826
Network Appliance, Inc. (a)	284,900	10,544,149
		34,746,975
Electronic Equipment & Instruments - 0.0%
Hoya Corp.	31,800	1,197,765
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	6,400	2,572,160

	Shares	Value
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	63,500	$ 4,702,810
Infosys Technologies Ltd.	37,699	1,522,821
		6,225,631
Office Electronics - 0.1%
Neopost SA	13,700	1,634,796
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	251,900	6,259,715
Advanced Semiconductor Engineering, Inc.	1,407,000	1,306,712
Broadcom Corp. Class A (a)	10,200	309,468
Intel Corp.	734,100	15,100,437
Marvell Technology Group Ltd. (a)	21,800	422,266
Renewable Energy Corp. AS	33,900	524,627
Samsung Electronics Co. Ltd.	3,380	2,371,678
Spansion, Inc. Class A	1,201,100	20,022,337
Tessera Technologies, Inc. (a)	143,200	4,980,496
Trident Microsystems, Inc. (a)	611,900	14,232,794
		65,530,530
Software - 0.8%
BEA Systems, Inc. (a)	431,400	6,557,280
Nintendo Co. Ltd.	6,700	1,380,321
Oracle Corp. (a)	281,000	4,984,940
Protect Data AB	256,900	4,382,254
		17,304,795
TOTAL INFORMATION TECHNOLOGY		150,080,998
MATERIALS - 1.2%
Chemicals - 0.9%
Bayer AG	18,700	952,765
Linde AG	10,900	1,026,858
Monsanto Co.	318,400	14,967,984
Nitto Denko Corp.	22,900	1,356,807
Syngenta AG (Switzerland)	9,861	1,488,025
		19,792,439
Metals & Mining - 0.3%
BHP Billiton Ltd.	43,800	829,572
Titanium Metals Corp. (a)	189,400	4,788,032
		5,617,604
TOTAL MATERIALS		25,410,043
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	801,900	26,109,866
Qwest Communications International, Inc. (a)	822,200	7,169,584
		33,279,450
Wireless Telecommunication Services - 1.3%
America Movil SA de CV Series L sponsored ADR	205,300	8,082,661
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	293,900	$ 10,727,350
NII Holdings, Inc. (a)	141,700	8,808,072
		27,618,083
TOTAL TELECOMMUNICATION SERVICES		60,897,533
UTILITIES - 1.0%
Electric Utilities - 0.7%
E.ON AG	26,800	3,189,468
Edison International	153,700	6,400,068
Exelon Corp.	112,600	6,816,804
		16,406,340
Independent Power Producers & Energy Traders - 0.3%
TXU Corp.	100,300	6,270,756
TOTAL UTILITIES		22,677,096
TOTAL COMMON STOCKS (Cost $931,499,389)		984,039,455
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.93% to 5.04% 10/19/06 to 12/7/06 (f) (Cost $6,456,744)	$ 6,510,000	6,460,150
Fixed-Income Funds - 43.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	703,100	70,534,992
Fidelity High Income Central Investment Portfolio 1 (g)	802,915	78,886,436
Fidelity VIP Investment Grade Central Investment Portfolio (g)	7,778,751	802,378,143
TOTAL FIXED-INCOME FUNDS (Cost $944,232,538)		951,799,571
Money Market Funds - 11.6%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	116,042,075	$ 116,042,075
Fidelity Money Market Central Fund, 5.4% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	15,452,325	15,452,325
TOTAL MONEY MARKET FUNDS (Cost $255,354,562)		255,354,562
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,137,543,233)	2,197,653,738
NET OTHER ASSETS - (0.2)%	(3,509,953)
NET ASSETS - 100%	$ 2,194,143,785
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
203 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2006	$ 10,073,013	$ 279,033
55 FTSE 100 Index Contracts (United Kingdom)	Dec. 2006	6,163,536	112,229
299 S&P 500 Index Contracts	Dec. 2006	100,568,650	2,355,163
43 TOPIX 150 Index Contracts (Japan)	Dec. 2006	5,877,946	(89,898)
TOTAL EQUITY INDEX CONTRACTS		$ 122,683,145	$ 2,656,527
The face value of futures purchased as a percentage of net assets - 5.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,687,437 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,460,150.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,804,245
Fidelity Floating Rate Central Investment Portfolio	3,165,601
Fidelity High Income Central Investment Portfolio 1	6,693,206
Fidelity Money Market Central Fund	4,621,946
Fidelity Securities Lending Cash Central Fund	152,268
Fidelity Ultra-Short Central Fund	2,416,641
Fidelity VIP Investment Grade Central Investment Portfolio	11,020,373
Total	$ 35,874,280
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 46,624,748	$ 23,999,102	$ -	$ 70,534,992	4.6%
Fidelity High Income Central Investment Portfolio 1	144,892,045	-	67,471,586	78,886,436	13.4%
Fidelity Ultra-Short Central Fund	91,970,264	25,002,507	116,954,780	-	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	777,981,226*	-	802,378,143	29.2%
Total	$ 283,487,057	$ 847,709,283	$ 184,426,366	$ 951,799,571
* $652,127,185 represents the value of shares received through in-kind contributions.
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,119,195,908. Net unrealized appreciation aggregated $78,457,830, of which $105,517,502 related to appreciated investment securities and $27,059,672 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2006

VIPIGB-QTLY-1106

1.808780.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Asset-Backed Securities - 0.1%
	Principal Amount	Value
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a) (Cost $1,231,966)	$ 1,245,000	$ 1,234,380
Fixed-Income Central Funds - 96.3%
	Shares
Investment Grade Fixed-Income Funds - 95.2%
Fidelity VIP Investment Grade Central Investment Portfolio (b)	17,086,362	1,762,458,263
High Yield Fixed-Income Funds - 1.1%
Fidelity Specialized High Income Central Investment Portfolio (b)	200,090	19,834,922
TOTAL FIXED-INCOME FUNDS (Cost $1,790,830,457)		1,782,293,185
Cash Equivalents - 2.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.4%, dated 9/29/06 due 10/2/06 (Cost $54,317,000)	$ 54,341,421	54,317,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,846,379,423)	1,837,844,565
NET OTHER ASSETS - 0.7%	12,892,852
NET ASSETS - 100%	$ 1,850,737,417
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,234,380 or 0.1%
of net assets.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports.
In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Investment Portfolio	$ 997,583
Fidelity Ultra-Short Central Fund	5,622,690
Fidelity VIP Investment Grade Central Investment Portfolio	24,306,941
Total	$ 30,927,214
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 19,830,920	$ -	$ -	$ 19,834,922	9.5%
Fidelity Ultra-Short Central Fund	239,885,774	-	239,875,236	-	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	1,708,732,662*	-	1,762,458,263	64.2%
Total	$ 259,716,694	$ 1,708,732,662	$ 239,875,236	$ 1,782,293,185
* $1,586,248,322 represents the value of shares received through in-kind contributions.
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,787,204,098. Net unrealized appreciation aggregated $50,640,467, of which $50,792,156 related to appreciated investment securities and $151,689 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006